                     SEMIANNUAL REPORT / SEPTEMBER 30, 2002

                         AIM HIGH INCOME MUNICIPAL FUND

                                  [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

================================================================================

                                  [COVER IMAGE]

                SPRINGTIME IN CENTRAL PARK BY JANE WOOSTER SCOTT

    PARKS AND SIMILAR ATTRACTIONS CAN BE A STIMULUS TO OTHER PROJECTS IN THE

 IMMEDIATE AREA. IN SELECTING SECURITIES FOR AIM HIGH INCOME MUNICIPAL FUND, WE

    LOOK FOR BONDS THAT ARE SUPPORTED WITH REVENUE GENERATED BY WELL-MANAGED

                     PROJECTS THAT MAKE GOOD ECONOMIC SENSE.

================================================================================

AIM High Income Municipal Fund is for shareholders who seek a high level of current income exempt from federal taxes by investing in a diversified portfolio of fixed-income securities.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM High Income Municipal Fund's performance figures are historical, and they reflect fund expenses, reinvestment of distributions, and changes in net asset value.

o Had the advisor not waived fees and/or absorbed expenses, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B, and Class C shares will differ due to different sales charge structures and class expenses.

o The 30-day yield is calculated on the basis of a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest, and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, annualized, and calculated at maximum offering price (MOP).

o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.

o The fund's 30-day distribution rate reflects the fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price (MOP). The fund's 30-day distribution rate and 30-day yield will differ.

o The average credit quality ratings of the holdings in the fund are historical and are based on an analysis of the portfolio's credit quality, composition, management, and weekly portfolio reviews.

o Investing in higher-yielding, lower-rated municipal bonds (commonly known as "junk bonds") has a greater risk of price fluctuation and loss of principal and income than investing in higher-rated municipal bonds or U.S. Treasury securities, such as U.S. Treasury bills, notes, and bonds, for which the government guarantees repayment of principal and interest if held to maturity. Fund shares are not insured, and their value will vary with market conditions.

o The fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a well-known global investment bank.

o The unmanaged Lipper High Yield Municipal Debt Fund Index represents an average of the 30 largest high-yield municipal bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

 This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           Uncertainty about the vigor of the economy, about whether
ROBERT H.           the stock market would emerge from its prolonged slump, and
GRAHAM]             about the possibility of war in the Mideast weighed on
                    financial markets during the six months covered by this report.

                        Reports of accounting irregularities at a few high-
                    profile companies added to the uncertainty. It is worth noting that, despite all the media coverage of these stories, the number of firms involved is very small considering that there are about 17,000 publicly traded companies in the United States. In addition, our public and private institutions have quickly established policies designed to improve the accuracy of financial reporting. We strongly support these legislative and regulatory changes that seek more accurate financial disclosure and sounder business ethics.

    Confidence in corporate governance and financial reporting is essential to the efficient functioning of financial markets. As this confidence has been shaken, many investors have withdrawn from the stock market, and assets in money market and fixed-income investments have risen substantially.

    Over the recent past, this move into fixed-income securities has made sense. Domestic equities represented by the S&P 500 Index produced total return of -28.34% for the six months covered by this report. By contrast, the Lehman Municipal Bond Index returned 8.58%. Yields on municipal securities were very attractive at the close of the reporting period, essentially equal to those of comparable-maturity U.S. Treasury securities before factoring in the tax advantages of municipal securities.

BONDS HAVE RISKS, TOO

But while bonds have been outperforming stocks recently, many experts are worrying about a "bond bubble" developing as investors flock to this asset class and bid up prices. It is important to understand that bond prices move in the opposite direction to interest rates. The value of existing bonds has been rising as interest rates have fallen, contributing to attractive total returns. Since rates are now very low--the federal funds rate is at its lowest level since 1961--the upside potential of bond prices is limited. Sooner or later, the economy will emerge from its current doldrums and interest rates will begin to rise. That will push bond values lower, reducing returns on these securities.

    The important thing for you as an investor is to fashion a portfolio that suits you. We encourage you to see your financial advisor for a fresh look at your portfolio. The value of many securities has changed substantially in the recent past, and the outperformance of fixed-income securities over equities may have significantly altered the character of your portfolio. Take this opportunity to re-examine your investments and make sure your portfolio suits your objectives, time horizon, and risk tolerance.

YOUR FUND MANAGERS COMMENT

In the following pages your fund's managers discuss factors that influenced your fund and how they managed the fund during the period covered by this report. We hope you find their discussion informative.

    Briefly, for the six months ended September 30, 2002, AIM High Income Municipal Fund continued to provide attractive current income exempt from federal taxes, solid total return, and relative safety amid stock market volatility and geopolitical uncertainty. The 30-day yield on the fund's Class A shares stood at 5.86% at the close of the reporting period, higher than the 3.60% taxable yield of a 10-year Treasury note. The six-month cumulative total return for Class A shares at net asset value was 5.20%.

    You can find timely information about your fund and the markets on our Web site, www.aimfunds.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--. I look forward to reporting to you again in six months.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
October 15, 2002

INVESTORS CONTINUE TO FLOCK TO MUNIS

HOW DID THE FUND PERFORM?

For the six months ended September 30, 2002, AIM High Income Municipal Fund continued to provide investors with attractive current income, generally exempt from federal taxes, and a solid total return. Also, the fund provided relative safety during a period of stock market volatility and geopolitical uncertainty. Heavy investor demand for municipal bonds drove down yields, but drove up prices, for much of the reporting period. (Bond yields and prices move inversely to one another; as bond yields rise, bond prices fall.) Higher bond prices contributed to the fund's total return during the reporting period.

    At the close of the reporting period, the fund's 30-day yield stood at 5.86%--or 9.54% on a tax-equivalent basis, for the fund's Class A shares. The fund's tax-free yield compared quite favorably to the taxable yield of a 10-year U.S. Treasury note, which stood at 3.60% at the close of the reporting period. Additional fund performance information is provided below.

WHAT WERE THE MAJOR ECONOMIC AND FINANCIAL TRENDS?

Throughout the reporting period, the economy remained weak and investors remained skittish. The economy grew robustly in the first quarter, but much more slowly in the second and third quarters. Unemployment peaked at 6.0% in April but fell thereafter. Consumer spending, which accounts for roughly two-thirds of the $10 trillion U.S. economy, remained strong despite generally declining consumer confidence. Given these mixed economic signals, the Fed held short-term interest rates steady at 1.75%--the lowest rate since the early 1960s.

    Stocks sank throughout the reporting period, except for a short-lived rally from mid-July to mid-August. For the six months ended September 30, 2002, the S&P 500--considered representative of the U.S. stock market as a whole--returned -28.34%, and every sector of the S&P 500 declined in the second and third quarters. Economic and geopolitical uncertainty, together with a declining stock market, prompted many investors to seek relative safety in fixed-income investments, despite the historically low yields they provided.

WHAT WERE THE TRENDS IN THE MUNICIPAL BOND MARKET?

State and local tax revenues have declined significantly since the economy began weakening in late 2000. To deal with these shortfalls, state and local governments have cut spending, tapped "rainy day" funds, raised taxes--and issued debt. Overall, municipal bond issuance totaled a record $194.6 billion in the first half of 2002, topping the previous six-month issuance record set in the second half of 2001. Municipal issuance during the first half of 2002 was 21.3% higher than during the first half of 2001.

    In the high yield municipal market, however, there was not massive new issuance--and that helped fund performance and helped maintain the fund's relatively stable net asset value. While this lack of high yield issuance kept the fund from participating in the huge rally caused by Fed rate cuts in 2001, we believe the fund's lower duration and higher coupons could cushion it against future Fed rate hikes, which appeared unlikely at the end of the reporting period.

HOW DID YOU MANAGE THE FUND?

We continued to invest the vast majority of fund assets in revenue bonds (bonds backed by revenues generated by public works projects)--particularly revenue bonds issued by entities providing essential services, such as health care, housing, education, etc. Because such services are essential, revenues generated by those entities are largely immune to economic weakness. The fund benefited from its allocation to hospital, health care, and nursing home bonds, which were among the best-performing sectors of the high-yield municipal market during the reporting period. We maintained minimal expo-

FUND PROVIDES CURRENT INCOME . . .

As of 9/30/02

================================================================================

                                30-DAY           TAXABLE EQUIVALENT                      TAXABLE EQUIVALENT
                           DISTRIBUTION RATE     DISTRIBUTION RATE*      30-DAY YIELD       30-DAY YIELD*

Class A                         5.67%                   9.23%                5.86%              9.54%
Class B                         5.22                    8.50                 5.39               8.78
Class C                         5.22                    8.50                 5.39               8.78

* Assumes highest marginal federal income tax rate in effect on September 30, 2002--38.6%.

================================================================================

.. . .AND ATTRACTIVE TOTAL RETURN

For the six months ended 9/30/02

================================================================================

                                   [BAR CHART]

AIM HIGH INCOME MUNICIPAL FUND
(CLASS A SHARES, EXCLUDING SALES CHARGES)        5.20%
LIPPER HIGH YIELD MUNICIPAL DEBT FUND INDEX      5.03%
S&P 500                                        -28.34%

PORTFOLIO COMPOSITION

As of 9/30/02, based on total net assets

TOP FIVE HOLDINGS

================================================================================

                                                                        % OF
                                            COUPON      MATURITY      PORTFOLIO

1. Onondaga (County of)                      7.00%        1/1/32         1.7%
   Industrial Development Agency
   Solid Waste Disposal Facility

2. Overland Park (City of)                   7.38        11/1/32         1.6
   Development Corp.

3. Boulder City (City of)                    5.85         1/1/22         1.4

4. Beaver (County of)                        7.63         5/1/25         1.3
   Industrial Development Authority

5. Tuscaloosa (City of)                      1.93         5/1/23         1.3
   Educational Building Authority

================================================================================

CREDIT RATINGS OF HOLDINGS

================================================================================

                                   [PIE CHART]

A                 4.4%
AA                0.6%
AAA               3.7%
B                 1.8%
BB                4.1%
BBB              17.7%
NOT RATED        67.7%

================================================================================

REVENUE BONDS 93.4%

GENERAL OBLIGATION BONDS 4.8%

OTHER 1.8%

NUMBER OF BOND HOLDINGS 183

WEIGHTED AVERAGE MATURITY 22.2 Years

DURATION 7.2 Years

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.

================================================================================

sure to hotel and airport bonds; the downturn in travel and the airline industry's resulting financial woes made such bonds particularly volatile.

    As always, we relied on careful credit analysis and intensive research when deciding whether or not to buy a particular bond. We looked for positive and recurring cash flows from projects, strict loan covenants, and collateral to ensure that bonds are repaid in a timely manner. We also strove to maintain broad diversification by sector, credit rating, and geography to avoid undue single-issuer risk.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

There was considerable uncertainty about the state of the U.S. economy and the future direction of interest rates. At its September 24 meeting, the Fed held short-term interest rates steady, although two members of its policy-setting board voted to reduce already low short-term interest rates to stimulate the economy. Mixed economic signals have convinced most observers that steady or slightly lower interest rates are likely in the near term. Longer term, interest rates will likely rise as the economy improves--which brings us to our second point.

We continue to be optimistic about the fund's prospects going forward, because we believe that high yield municipal bonds may perform well when the economy strengthens. Having said that, however, investors should understand that fixed-income investments, including municipal bond mutual funds, are not risk-free. At some point, interest rates will likely rise, and bond prices will likely fall. When that happens, many fixed-income investments could produce negative returns. Today's bond investors, like stock market investors of the late 1990s, need a diversified investment portfolio. We believe that AIM High Income Municipal Fund can be a valuable component of many well-diversified investment portfolios.

          See important fund and index disclosures inside front cover.

PORTFOLIO MANAGEMENT TEAM

Franklin Ruben
Richard A. Berry
Sharon Copper

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

As of 9/30/02 including sales charges

================================================================================

                                                             AFTER TAXES ON
                                       AFTER TAXES ON    DISTRIBUTIONS AND SALE
                      BEFORE TAXES     DISTRIBUTIONS         OF FUND SHARES

CLASS A SHARES
Inception (1/2/98)       2.16%            2.16%                  2.83%
1 Year                   1.96             1.96                   3.50

CLASS B SHARES
Inception (1/2/98)       2.08%            2.08%                  2.65%
1 Year                   1.21             1.21                   2.85

CLASS C SHARES
Inception (1/2/98)       2.42%            2.42%                  2.91%
1 Year                   5.21             5.21                   5.30


Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

After-tax returns include sales charges and are calculated using the historic highest individual federal marginal income tax rate and do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs.

================================================================================

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)

                                                PAR         MARKET
                                               (000)        VALUE
MUNICIPAL OBLIGATIONS-98.20%

ALABAMA-1.29%

Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding VRD Series A RB (LOC-AmSouth
  Bank) 1.93%, 05/01/23(a)(b)(c)               $1,641    $  1,641,000
=====================================================================

ARIZONA-1.41%

Pima (County of) Industrial Development
  Authority (Health Care Facilities); Series
  2000 A RB
  8.25%, 11/15/22                                 640         665,517
---------------------------------------------------------------------
  8.50%, 11/15/32                                 300         314,583
---------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center Project);
  Refunding Series 2002 RB
  7.00%, 12/01/12                                 800         812,968
=====================================================================
                                                            1,793,068
=====================================================================

CALIFORNIA-1.53%

California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.75%, 03/01/19                               1,000       1,143,660
---------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Keck Graduate Institute); Series
  2000 RB
  6.75%, 06/01/30                                 390         438,282
---------------------------------------------------------------------
Los Angeles (City of) Regional Airports
  Improvement Corp. Los Angeles International
  Airport-Sub Lease Facilities (American
  Airlines Inc.); Refunding Series 2002 A-1
  RB 7.13%, 12/01/24                              500         373,730
=====================================================================
                                                            1,955,672
=====================================================================

COLORADO-7.46%

Bromley Park (District of) Metropolitan
  District No. 2; Limited Tax Series 2002 B
  GO 8.05%, 12/01/32                              500         511,120
---------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Academy Charter
  School Project); Series 2000 RB
  7.13%, 12/15/30                               1,195       1,304,510
---------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Compass Montessori Project); Series
  2002 R-1 RB 8.00%, 02/15/32                   1,000       1,008,690
---------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Littleton Academy Building Project);
  Series 2002 RB 6.00%, 01/15/22                  500         501,355
---------------------------------------------------------------------

                                                PAR         MARKET
                                               (000)        VALUE
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Peak
  to Peak Project); Series 2001 RB 7.63%,
  08/15/31                                     $  500    $    509,925
---------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Platte
  Academy Project); Series 2002 A RB 7.25%,
  03/01/22                                        500         504,535
---------------------------------------------------------------------
  7.25%, 03/01/32                                 500         501,140
---------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-University Lab School Project);
  Series 2001 RB
  6.13%, 06/01/21                                 150         153,883
---------------------------------------------------------------------
  6.25%, 06/01/31                                 500         512,365
---------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Portercare Adventist Health);
  Hospital Series 2001 RB
  6.50%, 11/15/31                                 500         551,345
---------------------------------------------------------------------
Denver (City of) Health and Hospital
  Authority; Health Care Facilities Series
  2001 A RB 6.00%, 12/01/31                       750         779,377
---------------------------------------------------------------------
La Plata (County of) Recreational Facilities
  (Durango Mountain Resort Project);
  Refunding Series 2001 A RB
  6.88%, 02/01/12                               1,000       1,000,670
---------------------------------------------------------------------
Saddle Rock (City of) South Metropolitan
  District No. 2 (Mill Levy Obligation);
  Limited Tax Series 2000 GO
  7.20%, 12/01/19                                 615         643,899
---------------------------------------------------------------------
University of Northern Colorado (Auxiliary
  Facility System); Refunding and Improvement
  Series 2001 RB
  5.00%, 06/01/23(d)                            1,000       1,036,930
=====================================================================
                                                            9,519,744
=====================================================================

DISTRICT OF COLUMBIA-0.62%

District of Columbia (Tobacco Settlement
  Financing Corp.); Asset Backed Series 2001
  RB 6.50%, 05/15/33                              750         785,932
=====================================================================

FLORIDA-7.83%

Cory Lakes (District of) Community
  Development; Special Assessment
  Series 2001 A GO
  8.38%, 05/01/17                                 495         540,307
---------------------------------------------------------------------
  Series 2001 B GO
  8.38%, 05/01/17                                 485         507,732
---------------------------------------------------------------------
Fishhawk (District of) Community Development;
  Special Assessment Series 1996 GO 7.63%,
  05/01/18                                        865         928,750
---------------------------------------------------------------------

                                                PAR         MARKET
                                               (000)        VALUE
FLORIDA-(CONTINUED)

Lexington Oaks (District of) Community
  Development; Special Assessment Series 2000
  B GO
  6.70%, 05/01/07                              $  480    $    492,782
---------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mount Sinai Medical Center);
  Hospital Series 2001 A RB
  6.70%, 11/15/19                               1,000         897,760
---------------------------------------------------------------------
Orange (County of) Housing Finance Authority
  (Brentwood Park Apartments Project);
  Multifamily Housing Series 1998 G RB
  6.40%, 07/01/32                               1,485       1,414,834
---------------------------------------------------------------------
Orange (County of) Housing Finance Authority
  (Palm West Apartments Project); Multifamily
  Housing Series 1999 B RB
  6.50%, 03/01/34                               1,000         936,720
---------------------------------------------------------------------
Orlando (City of) Urban Community Development;
  Capital Improvement Special Assessment
  Series 2001 A RB
  6.95%, 05/01/33                               1,000       1,019,870
---------------------------------------------------------------------
  Series 2001 B RB
  6.40%, 05/01/10                                 550         554,719
---------------------------------------------------------------------
Poinciana (District of) Community
  Development; Special Assessment Series 2000
  A GO 7.13%, 05/01/31                          1,000       1,049,990
---------------------------------------------------------------------
Reunion East (District of) Community
  Development; Special Assessment
  Series 2002 A GO
  7.38%, 05/01/33                               1,000       1,011,240
---------------------------------------------------------------------
Sumter (County of) Industrial Development
  Authority (Wecare Nursing Center Project);
  Health Care Facilities Series 1999 A RB
  6.75%, 04/01/29(e)                            1,405         633,191
=====================================================================
                                                            9,987,895
=====================================================================

GEORGIA-3.67%

Atlanta (City of) (Atlantic Station Project);
  Tax Increment Series 2001 RB
  7.75%, 12/01/14                                 750         770,295
---------------------------------------------------------------------
  7.90%, 12/01/24                                 750         770,152
---------------------------------------------------------------------
Fulton (County of) Housing Authority (Azalea
  Manor Project); Multifamily Housing Series
  1998 RB
  6.50%, 02/01/28                                 780         723,520
---------------------------------------------------------------------
Fulton (County of) Housing Authority
  (Washington Court Project); Multifamily
  Housing Series 1998 RB
  6.40%, 02/01/19                                 715         681,552
---------------------------------------------------------------------
  6.50%, 02/01/28                                 225         208,708
---------------------------------------------------------------------
Rockdale (County of) Development Authority
  (Visy Paper, Inc. Project); Solid Waste
  Disposal Series 1993 IDR
  7.50%, 01/01/26(f)                            1,500       1,521,240
=====================================================================
                                                            4,675,467
=====================================================================

                                                PAR         MARKET
                                               (000)        VALUE

ILLINOIS-5.41%

Chicago (City of) (Chatham Ridge
  Redevelopment Project); Tax Increment
  Allocation Series 2002 RB
  5.95%, 12/15/12                              $  275    $    278,855
---------------------------------------------------------------------
  6.05%, 12/15/13                                 475         480,149
---------------------------------------------------------------------
Crestwood (City of); Tax Increment Refunding
  Non-Qualified Series 1994 RB
  7.25%, 12/01/03(c)(g)                           100         107,172
---------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bethesda Home & Retirement);
  Series 1999 A RB
  6.25%, 09/01/14                                 500         511,415
---------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lifelink Corp. Obligation
  Group); Refunding Series 1998 RB
  5.70%, 02/15/24                                 850         703,060
---------------------------------------------------------------------
  5.85%, 02/15/20                                 350         307,947
---------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lutheran Senior Ministries
  Obligation Group); Series 2001 A RB
  7.38%, 08/15/31                               1,280       1,312,051
---------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (SwedishAmerican Hospital);
  Series 2000 RB
  6.88%, 11/15/30                                 700         773,927
---------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Dedicated
  State Tax Series 2002 A RB
  5.00%, 12/15/28(d)                            1,250       1,293,937
---------------------------------------------------------------------
Round Lake Beach (City of); Tax Increment
  Refunding Series 1993 RB
  7.50%, 12/01/13                               1,000       1,033,920
---------------------------------------------------------------------
Saint Charles (City of) (Tri-City Center
  Associates Ltd. Project); Series 1993 IDR
  (LOC-Old Kent Bank)
  7.50%, 11/01/13(b)                               95          95,825
=====================================================================
                                                            6,898,258
=====================================================================

INDIANA-0.76%

Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding Convertible
  Series 1991 PCR
  5.75%, 08/01/21                               1,000         963,200
=====================================================================

IOWA-0.08%

Iowa (State of) Finance Authority (Park West
  Housing Project); Multifamily Refunding
  Series 1993 RB
  8.00%, 10/01/23                                 100         101,135
=====================================================================

KANSAS-3.24%

Hutchinson (City of) Health Care Facilities
  (Wesley Towers Inc.); Refunding &
  Improvement Series 1999 A RB
  6.25%, 11/15/19                                 750         733,755
---------------------------------------------------------------------
Lawrence (City of) Commercial Development
  (Holiday Inn Project); Senior Refunding
  Series 1997 A IDR
  8.00%, 07/01/16                                  40          37,347
---------------------------------------------------------------------

                                                PAR         MARKET
                                               (000)        VALUE
KANSAS-(CONTINUED)

Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.); Series 2002 C RB
  6.88%, 05/15/32                              $  750    $    759,105
---------------------------------------------------------------------
Olathe (City of) Senior Living Facilities
  (Aberdeen Village Inc.); Series 2000 A RB
  7.00%, 05/15/20                                 200         205,120
---------------------------------------------------------------------
  7.50%, 05/15/24                                 330         335,735
---------------------------------------------------------------------
Overland Park (City of) Development Corp.
  (First Tier-Overland Park Project);
  Series 2001 A RB
  7.38%, 01/01/32                               2,000       2,066,220
=====================================================================
                                                            4,137,282
=====================================================================

KENTUCKY-1.15%

Jefferson (County of) Health Facilities
  (Beverly Enterprises Inc. Project);
  Refunding Series 1999 RB
  5.88%, 08/01/07                                 555         553,335
---------------------------------------------------------------------
Kenton (County of) Airport Board (Delta
  Airlines Project); Special Facilities
  Series 1992 B RB
  7.25%, 02/01/22                                 500         426,050
---------------------------------------------------------------------
Newport (City of) Public Properties Corp.
  (Public Parking & Plaza); First Mortgage
  Series 2000 A-1 RB
  8.50%, 01/01/27                                 500         491,680
=====================================================================
                                                            1,471,065
=====================================================================

MARYLAND-2.32%

Anne Arundel (County of) (Parole Town Center
  Project); Tax Increment Financing
  Series 2002 RB
  5.00%, 07/01/12                                 500         507,095
---------------------------------------------------------------------
Howard (County of); Retirement Community
  Series 2000 A RB
  7.88%, 05/15/21                                 780         830,466
---------------------------------------------------------------------
Maryland (State of) Health and Higher
  Educational Facilities Authority
  (Collington Episcopal Project);
  Series 2001 RB
  6.75%, 04/01/23                                 500         512,580
---------------------------------------------------------------------
Maryland (State of) Health and Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2000 RB
  6.75%, 07/01/30                               1,000       1,107,770
=====================================================================
                                                            2,957,911
=====================================================================

MASSACHUSETTS-1.77%

Massachusetts (State of) Development Finance
  Agency (Briarwood); Series 2001 B RB
  7.50%, 12/01/16                                 500         516,435
---------------------------------------------------------------------
  7.88%, 12/01/15                               1,000       1,013,620
---------------------------------------------------------------------
Massachusetts (State of) Health and
  Educational Facilities Authority
  (Christopher House); Refunding
  Series 1999 A RB
  6.88%, 01/01/29                                 750         723,885
=====================================================================
                                                            2,253,940
=====================================================================

                                                PAR         MARKET
                                               (000)        VALUE

MICHIGAN-3.73%

Garden City (City of) Hospital Finance
  Authority (Garden City Hospital Obligated
  Group); Hospital Refunding Series 1998 A RB
  5.75%, 09/01/17                              $  500    $    372,095
---------------------------------------------------------------------
Gogebic (County of) Hospital Finance
  Authority (Grand View Health System Inc.);
  Refunding Series 1999 RB
  5.88%, 10/01/16                                 920         852,518
---------------------------------------------------------------------
Mecosta (County of) General Hospital;
  Refunding Unlimited Tax Series 1999 GO
  6.00%, 05/15/18                                 500         474,335
---------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Detroit Academy); Public School Academy
  Series 2001 A RB
  7.90%, 10/01/21                                 500         520,045
---------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Public School-YMCA Service Learning
  Academy); Series 2001 RB
  7.75%, 10/01/31                                 500         513,495
---------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Pollution Control); Refunding Ltd.
  Obligation Series 2001 C PCR
  5.45%, 09/01/29                                 500         510,230
---------------------------------------------------------------------
Wenonah Park Properties Inc. (Bay City
  Hotel); Series 2002 RB
  7.50%, 04/01/33                               1,000       1,000,380
---------------------------------------------------------------------
  7.88%, 04/01/22                                 500         517,395
=====================================================================
                                                            4,760,493
=====================================================================

MINNESOTA-6.34%

Fairmont (City of)
  (The Homestead-GEAC LLC Project);
  Housing Facilities Series 2002 A-1 RB
  7.25%, 04/01/22                                 915         937,051
---------------------------------------------------------------------
Glencoe (City of) Health Care Facilities
  (Glencoe Regional Health Services Project);
  Series 2001 RB
  7.40%, 04/01/21                                 250         261,475
---------------------------------------------------------------------
  7.50%, 04/01/31                                 500         522,845
---------------------------------------------------------------------
Minneapolis (City of) Health Care Facility
  (Ebenezer Society Project); Series 1993 A RB
  7.00%, 07/01/12                                 100         100,530
---------------------------------------------------------------------
Minneapolis (City of) Health Care Facility
  (Shelter Care Foundation); Series 1999 A RB
  6.00%, 04/01/10                                 870         867,407
---------------------------------------------------------------------
Moorhead (City of) Economic Development
  Authority (Housing Development-Eventide
  Project); Multifamily Housing Refunding
  Series 1998 A RB
  6.00%, 06/01/18                                 500         481,250
---------------------------------------------------------------------
Oakdale (City of) Senior Housing (Oak Meadows
  Project); Senior Housing Series 1997 RB
  6.75%, 04/01/15                                 600         606,030
---------------------------------------------------------------------
Richfield (City of); Senior Housing
  Series 2000 A RB
  7.38%, 02/01/19                                 435         450,503
---------------------------------------------------------------------

                                                PAR         MARKET
                                               (000)        VALUE
MINNESOTA-(CONTINUED)

St. Cloud (City of) Housing & Redevelopment
  Authority (Sterling Heights Apartments
  Project); Multifamily Housing Series 2002 RB
  7.00%, 10/01/23(f)                           $  495    $    502,811
---------------------------------------------------------------------
  7.45%, 10/01/32(f)                              155         157,390
---------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Community of Peace Academy
  Project); Series 2001 A RB
  7.38%, 12/01/19                                 900         950,247
---------------------------------------------------------------------
St. Paul (City of) Port Authority and Hotel
  Facilities (Radisson Kellogg Project);
  Series 1999 2 RB
  7.38%, 08/01/29                               1,225       1,242,089
---------------------------------------------------------------------
Woodbury (City of) (Math Science Academy
  Project); Lease Revenue Refunding
  Series 2002 A RB
  7.38%, 12/01/24                                 250         251,258
---------------------------------------------------------------------
  7.50%, 12/01/31                                 750         753,742
=====================================================================
                                                            8,084,628
=====================================================================

MISSISSIPPI-0.12%

Ridgeland (City of) Urban Renewal (The
  Orchard Limited Project); Refunding
  Series 1993 A RB
  7.75%, 12/01/15                                 150         156,147
=====================================================================

MISSOURI-2.05%

Des Peres (City of) (West County Center
  Project); Tax Increment Refunding
  Series 2002 A RB
  5.75%, 04/15/20                               1,000       1,004,710
---------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project);
  Tax Increment Refunding & Improvement
  Series 2001 RB
  7.00%, 10/01/21                               1,050       1,101,156
---------------------------------------------------------------------
St. Louis (City of) Airport; Series 2000 RB
  6.00%, 01/01/08                                 500         511,670
=====================================================================
                                                            2,617,536
=====================================================================

NEVADA-2.19%

Boulder (City of) (Boulder City Hospital Inc.
  Project); Refunding Hospital Series 1998 RB
  5.85%, 01/01/22                               2,000       1,722,680
---------------------------------------------------------------------
Clark (County of) (Nevada Power Company
  Project); Series 1992 C IDR
  7.20%, 10/01/22                                 550         547,173
---------------------------------------------------------------------
University of Nevada (Community College
  System); Series 2002 A RB
  5.40%, 07/01/31(d)                              500         528,125
=====================================================================
                                                            2,797,978
=====================================================================

NEW HAMPSHIRE-0.83%

New Hampshire (State of) Business Finance
  Authority (Alice Peck Day Health System);
  Series 1999 A RB
  6.88%, 10/01/19                               1,050       1,048,436
---------------------------------------------------------------------

                                                PAR         MARKET
                                               (000)        VALUE
NEW HAMPSHIRE-(CONTINUED)

New Hampshire (State of) Higher Educational &
  Health Facilities Authority (Daniel Webster
  College); Series 1994 RB
  7.63%, 07/01/04(c)(h)                        $   10    $     11,088
=====================================================================
                                                            1,059,524
=====================================================================

NEW JERSEY-4.12%

New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Special Facility Series 2000 RB
  7.00%, 11/15/30(f)                              500         309,405
---------------------------------------------------------------------
  7.20%, 11/15/30(f)                              425         270,003
---------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Hamilton Continued Care); First
  Mortgage Series 2000 A RB
  8.35%, 11/01/30                               1,200       1,243,680
---------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Seashore Gardens Project); First
  Mortgage Series 2001 RB
  8.00%, 04/01/23                                 800         836,408
---------------------------------------------------------------------
  8.00%, 04/01/31                                 500         519,050
---------------------------------------------------------------------
New Jersey (State of) Economic Development
  Facilities Authority (Cedar Crest Village
  Inc.); Retirement Community Services Series
  2001 A RB
  7.25%, 11/15/21                                 500         507,090
---------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994 RB
  7.25%, 07/01/14                                  50          51,025
---------------------------------------------------------------------
  7.25%, 07/01/27                               1,500       1,511,955
=====================================================================
                                                            5,248,616
=====================================================================

NEW YORK-5.22%

Monroe (County of) Industrial Development
  Agency (Woodland Village Project); Civic
  Facility Series 2000 RB
  8.55%, 11/15/32                               1,000       1,082,140
---------------------------------------------------------------------
New York (City of) Industrial Development
  Agency (Marymount Manhattan College
  Project); Civic Facility Series 1993 RB
  7.00%, 07/01/03(c)(h)                           150         158,304
---------------------------------------------------------------------
New York (City of) Industrial Development
  Agency (Staten Island University Hospital
  Project); Civic Facility Series 2002 C RB
  6.45%, 07/01/32                                 400         404,216
---------------------------------------------------------------------
Onondaga (County of) Industrial Development
  Agency Solid Waste Disposal Facility
  (Solvay Paperboard LLC Project); Refunding
  Series 1998 IDR
  7.00%, 11/01/30(f)                            2,000       2,111,720
---------------------------------------------------------------------
Orange (County of) Industrial Development
  Agency (Arden Hill Life Care Center
  Newburgh); Civic Facility Series 2001 C RB
  7.00%, 08/01/31                                 550         555,330
---------------------------------------------------------------------

                                                PAR         MARKET
                                               (000)        VALUE
NEW YORK-(CONTINUED)

Suffolk (County of) Industrial Development
  Agency (Spellman High Voltage Facility);
  Series 1997 A IDR
  6.38%, 12/01/17(f)                           $  350    $    330,274
---------------------------------------------------------------------
Syracuse (City of) Industrial Development
  Agency (Jewish Home); First Mortgage
  Series 2001 A RB
  7.38%, 03/01/21                                 350         368,025
---------------------------------------------------------------------
  7.38%, 03/01/31                                 500         521,935
---------------------------------------------------------------------
Westchester (County of) Industrial
  Development Agency (Hebrew Hospital Senior
  Housing Inc.); Continuing Care Retirement
  Series 2000 A RB
  7.00%, 07/01/21                                 600         609,822
---------------------------------------------------------------------
  7.38%, 07/01/30                                 500         513,405
=====================================================================
                                                            6,655,171
=====================================================================

NORTH CAROLINA-0.60%

North Carolina (State of) Medical Care
  Commission Health Care Facilities (Arbor
  Acres United Methodist Community Project);
  First Mortgage Series 2002 RB
  6.38%, 03/01/32                                 500         510,185
---------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission Retirement Facilities (Forest at
  Duke Project); First Mortgage Series 2002 RB
  6.38%, 09/01/32                                 250         254,915
=====================================================================
                                                              765,100
=====================================================================

NORTH DAKOTA-0.33%

Grand Forks (City of) Senior Housing (4000
  Valley Square Project); Special Term
  Series 1997 RB
  6.38%, 12/01/34                                 490         418,534
=====================================================================

OHIO-3.99%

Cuyahoga (County of) Hospital Facilities
  (Canton Inc. Project); Series 2000 RB
  7.50%, 01/01/30                                 750         833,858
---------------------------------------------------------------------
Cuyahoga (County of) Port Authority; Special
  Assessment Tax Increment Series 2001 RB
  7.35%, 12/01/31                               1,000       1,027,060
---------------------------------------------------------------------
Fairfield (City of) Economic Development
  (Beverly Enterprises Inc. Project);
  Refunding Series 1992 RB
  8.50%, 01/01/03                                  35          35,226
---------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (Ohio Presbyterian); Series 2001 A RB
  7.13%, 07/01/29                                 500         519,135
---------------------------------------------------------------------
Lucas (County of) Health Care Facility
  (Sunset Retirement Communities); Refunding
  & Improvement Series 2000 A RB
  6.50%, 08/15/20                                 500         532,510
---------------------------------------------------------------------
  6.55%, 08/15/24                                 500         534,240
---------------------------------------------------------------------

                                                PAR         MARKET
                                               (000)        VALUE
OHIO-(CONTINUED)

Madison (County of) (Madison County Hospital
  Project); Hospital Improvement Refunding
  Series 1998 RB
  6.25%, 08/01/18                              $  815    $    754,022
---------------------------------------------------------------------
  6.40%, 08/01/28                                 945         855,745
=====================================================================
                                                            5,091,796
=====================================================================

OKLAHOMA-0.49%

Oklahoma (State of) Development Financing
  Authority (Comanche County Hospital
  Project); Series 2002 B RB
  6.60%, 07/01/31                                 625         631,531
=====================================================================

PENNSYLVANIA-13.16%

Allegheny (County of) Hospital Development
  Authority (Covenant at South Hills); Series
  2001 A RB
  8.63%, 02/01/21                                 500         560,610
---------------------------------------------------------------------
  8.75%, 02/01/31                                 500         561,125
---------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Villa St. Joseph of Baden);
  Health Care Facilities Series 1998 RB
  6.00%, 08/15/28                               1,000         865,180
---------------------------------------------------------------------
Beaver (County of) Industrial Development
  Authority (Cleveland Electric Project);
  Refunding Series 1995 PCR
  7.63%, 05/01/25                               1,600       1,712,400
---------------------------------------------------------------------
Blair (County of) Industrial Development
  Authority (Village of Pennsylvania State
  Project); Series 2002 A RB
  6.90%, 01/01/22                                 500         509,325
---------------------------------------------------------------------
  7.00%, 01/01/34                                 500         509,280
---------------------------------------------------------------------
Bucks (County of) Industrial Development
  Authority (Pennswood Village Project);
  Series 2002 A RB
  6.00%, 10/01/34                                 500         527,175
---------------------------------------------------------------------
Chartiers Valley (City of) Industrial &
  Commercial Development Authority (Asbury
  Health Center); First Mortgage Refunding
  Series 1999 RB
  6.38%, 12/01/19                               1,000       1,001,670
---------------------------------------------------------------------
Clarion (County of) Industrial Development
  Authority (Beverly Enterprises Inc.
  Project); Refunding Series 2001 RB
  7.38%, 12/01/08                                 500         514,730
---------------------------------------------------------------------
Crawford (County of) Hospital Authority
  (Wesbury United Methodist Community);
  Senior Living Facilities Series 1999 RB
  6.25%, 08/15/29                                 750         732,578
---------------------------------------------------------------------
Cumberland (County of) Industrial Development
  Authority (Woods Cedar Run); First Mortgage
  Refunding Series 1998 A RB
  6.50%, 11/01/18                               1,000         821,360
---------------------------------------------------------------------
Lancaster (County of) Hospital Authority
  (Health Center-Saint Anne's Home);
  Series 1999 RB
  6.63%, 04/01/28                               1,000         994,520
---------------------------------------------------------------------

                                                PAR         MARKET
                                               (000)        VALUE
PENNSYLVANIA-(CONTINUED)

Lancaster (County of) Industrial Development
  Authority (Garden Spot Village Project);
  Series 2000 A RB
  7.60%, 05/01/22                              $  250    $    264,823
---------------------------------------------------------------------
  7.63%, 05/01/31                                 500         528,380
---------------------------------------------------------------------
Lawrence (County of) Industrial Development
  Authority (Shenango Presbyterian Center);
  Senior Health & Housing Facilities
  Series 2001 B RB
  7.50%, 11/15/31                               1,000         988,210
---------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Bible Fellowship Church Home Inc.); First
  Mortgage Series 2001 RB
  7.63%, 11/01/21                                 250         262,478
---------------------------------------------------------------------
  7.75%, 11/01/33                                 750         782,813
---------------------------------------------------------------------
Montgomery (County of)
  Higher Education & Health Authority
  (Philadelphia Geriatric Center)
  Series 1999 A RB
  7.38%, 12/01/30                               1,340       1,360,194
---------------------------------------------------------------------
  Series 1999 D RB
  7.38%, 12/01/04(c)(h)                           110         124,002
---------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Temple Continuing Care
  Center); Series 1999 RB
  6.63%, 07/01/19                               1,250       1,107,375
---------------------------------------------------------------------
  6.75%, 07/01/29                                 460         391,980
---------------------------------------------------------------------
North Penn (City of) Health Hospital &
  Education Authority (Maple Village
  Project); Hospital Series 2000 A RB
  8.00%, 10/01/32                                 300         304,377
---------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association
  Inc. Project); Student Housing
  Series 2000 A RB
  6.75%, 09/01/20                                 500         534,615
---------------------------------------------------------------------
  6.75%, 09/01/32                                 320         339,184
---------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Chestnut
  Hill College); Series 1999 RB
  6.00%, 10/01/29                                 500         488,570
=====================================================================
                                                           16,786,954
=====================================================================

SOUTH CAROLINA-1.47%

South Carolina (State of) Jobs and Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities Improvement
  Series 2000 A RB
  7.38%, 12/15/21                                 800         890,664
---------------------------------------------------------------------
South Carolina (State of) Jobs and Economic
  Development Authority (Wesley Commons
  Project); Health Facilities First Mortgage
  Series 2000 RB
  7.75%, 10/01/15                                 700         692,118
---------------------------------------------------------------------
  8.00%, 10/01/31                                 300         292,746
=====================================================================
                                                            1,875,528
=====================================================================

                                                PAR         MARKET
                                               (000)        VALUE

TEXAS-9.64%

Abilene (City of) Health Facilities
  Development (Sears Methodist Retirement);
  Corporate Retirement Facilities
  Series 1998 A RB
  5.88%, 11/15/18                              $1,000    $    972,540
---------------------------------------------------------------------
Atlanta (City of) Hospital Authority;
  Hospital Facility Series 1999 RB
  6.70%, 08/01/19                                 500         492,510
---------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Authority (Army Retirement
  Residence Project); Refunding
  Series 2002 RB
  6.30%, 07/01/32                                 500         503,040
---------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Villa Madrid/Cumberland Apartments);
  Multifamily Housing Series 1998 A RB
  7.25%, 05/01/16                                 200         202,886
---------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care Project); Hospital Series 2001 A RB
  6.38%, 06/01/29                                 500         545,540
---------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital); Series 2001 A RB
  5.63%, 02/15/18                                 750         795,323
---------------------------------------------------------------------
Harris (County of); Refunding Series 2002 RB
  5.13%, 08/15/31(d)                              370         381,692
---------------------------------------------------------------------
Houston (City of) Airport System (Continental
  Airlines Project); Special Facilities
  Series 2001 E RB
  6.75%, 07/01/29(f)                            1,500         889,890
---------------------------------------------------------------------
Matagorda (County of) Navigation District No. 1
  (Reliant Energy Project); Refunding
  Series 1999 B IDR
  5.95%, 05/01/30(f)                              500         428,140
---------------------------------------------------------------------
Meadow Parc Development Inc. (Meadow Parc
  Apartments Project); Multifamily Housing
  Series 1998 RB
  6.50%, 12/01/30                               1,000         977,790
---------------------------------------------------------------------
Midlothian (City of) Development Authority;
  Tax Increment Contract
  Series 1999 RB
  6.70%, 11/15/23                               1,000         998,220
---------------------------------------------------------------------
  Series 2001 RB
  7.88%, 11/15/26                               1,000       1,082,100
---------------------------------------------------------------------
Richardson (City of) Hospital Authority
  (Richardson Medical Center); Unrefunded
  Hospital Series 1993 RB
  6.75%, 12/01/23                               1,000       1,032,780
---------------------------------------------------------------------
Texas (State of) Gulf Coast Waste Disposal
  Authority (Valero Energy Corp. Project);
  Waste Disposal Series 2001 IDR
  6.65%, 04/01/32(f)                              900         933,966
---------------------------------------------------------------------
University of Texas (Financing System);
  Series 2001 C RB
  5.00%, 08/15/20                               1,000       1,046,600
---------------------------------------------------------------------

                                                PAR         MARKET
                                               (000)        VALUE
TEXAS-(CONTINUED)

Woodhill Public Facility Corp. (Woodhill
  Apartments Project); Multifamily Housing
  Series 1999 RB
  7.50%, 12/01/29                              $1,000    $  1,014,380
=====================================================================
                                                           12,297,397
=====================================================================

VERMONT-0.57%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Copley Manor
  Project); Health Care Facilities
  Series 1999 RB
  6.25%, 04/01/29                               1,000         730,840
=====================================================================

VIRGINIA-2.35%

Albemarle (County of) Industrial Development
  Authority (Westminster-Canterbury Project);
  Residential Care Facilities
  Series 2001 A RB
  6.20%, 01/01/31                               1,000       1,017,980
---------------------------------------------------------------------
Hampton (City of) Redevelopment and Housing
  Authority (Olde Hampton Hotel Association);
  First Mortgage Refunding Series 1998 A RB
  6.50%, 07/01/16                                 500         486,105
---------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (The Summit); Residential Care
  Facilities Mortgage Series 2002 A RB
  6.25%, 01/01/28                                 500         507,160
---------------------------------------------------------------------
Newport News (City of) Redevelopment and
  Housing Authority (Residential Rental-St.
  Michaels); Multifamily Housing
  Series 1998 RB
  7.63%, 11/01/18                               1,005         980,860
=====================================================================
                                                            2,992,105
=====================================================================

                                                PAR         MARKET
                                               (000)        VALUE
WISCONSIN-2.06%

Wisconsin (State of) Health & Educational
  Facilities Authority (FH Healthcare
  Development Inc. Project); Series 1999 RB
  6.25%, 11/15/20                              $1,250    $  1,336,288
---------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (New Castle Place Inc.
  Project); Series 2001 A RB
  7.00%, 12/01/31                                 250         251,228
---------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Oakwood Village
  Project); Series 2000 A RB
  7.63%, 08/15/30                               1,000       1,039,360
=====================================================================
                                                            2,626,876
=====================================================================

WYOMING-0.40%

Teton (County of) Hospital District (St.
  John's Medical Center); Series 2002 RB
  6.75%, 12/01/22                                 500         507,260
=====================================================================
TOTAL INVESTMENTS-98.20% (Cost $124,733,904)              125,245,583
=====================================================================
OTHER ASSETS LESS LIABILITIES-1.80%                         2,290,706
=====================================================================
NET ASSETS-100.00%                                       $127,536,289
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
LOC   - Letter of Credit
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
VRD   - Variable Rate Demand

Notes to Schedule of Investments:

(a) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on 09/30/02.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Security has an irrevocable call or mandatory put by the issuer. Par value and maturity date reflects such call or put.
(d) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc. or MBIA Insurance Corp.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(f) Security subject to the alternative minimum tax.
(g) Advance refunded; secured by an escrow fund of cash collateral.
(h) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $124,733,904)                                $125,245,583
-----------------------------------------------------------
Receivables for:
  Investments sold                                   50,000
-----------------------------------------------------------
  Fund shares sold                                  174,503
-----------------------------------------------------------
  Interest                                        2,608,923
-----------------------------------------------------------
Investment for deferred compensation plan            17,994
-----------------------------------------------------------
Other assets                                         14,738
===========================================================
    Total assets                                128,111,741
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             74,859
-----------------------------------------------------------
  Amount due custodian                               14,127
-----------------------------------------------------------
  Dividends                                         314,222
-----------------------------------------------------------
  Deferred compensation plan                         17,994
-----------------------------------------------------------
Accrued distribution fees                           114,543
-----------------------------------------------------------
Accrued trustees' fees                                1,859
-----------------------------------------------------------
Accrued transfer agent fees                          10,564
-----------------------------------------------------------
Accrued operating expenses                           27,284
===========================================================
    Total liabilities                               575,452
===========================================================
Net assets applicable to shares outstanding    $127,536,289
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 74,275,117
___________________________________________________________
===========================================================
Class B                                        $ 40,600,589
___________________________________________________________
===========================================================
Class C                                        $ 12,660,583
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           8,465,153
___________________________________________________________
===========================================================
Class B                                           4,621,850
___________________________________________________________
===========================================================
Class C                                           1,441,297
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.77
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.77 divided by
      95.25%)                                  $       9.21
___________________________________________________________
===========================================================
Class B :
  Net asset value and offering price per
    share                                      $       8.78
___________________________________________________________
===========================================================
Class C :
  Net asset value and offering price per
    share                                      $       8.78
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                         $4,156,235
===========================================================

EXPENSES:

Advisory fees                                       366,543
-----------------------------------------------------------
Administrative services fees                         25,069
-----------------------------------------------------------
Custodian fees                                        3,119
-----------------------------------------------------------
Distribution fees--Class A                           90,556
-----------------------------------------------------------
Distribution fees--Class B                          189,492
-----------------------------------------------------------
Distribution fees--Class C                           59,189
-----------------------------------------------------------
Transfer agent fees                                  35,906
-----------------------------------------------------------
Trustees' fees                                        4,898
-----------------------------------------------------------
Other                                                61,450
===========================================================
    Total expenses                                  836,222
===========================================================
Less: Fees waived                                  (313,246)
-----------------------------------------------------------
    Expenses paid indirectly                           (836)
===========================================================
    Net expenses                                    522,140
===========================================================
Net investment income                             3,634,095
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                       (438,135)
-----------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                           2,862,136
===========================================================
Net gain from investment securities               2,424,001
===========================================================
Net increase in net assets resulting from
  operations                                     $6,058,096
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED MARCH 31, 2002 (UNAUDITED)

                                                 SEPTEMBER 30,     MARCH 31,
                                                     2002             2002
                                                 -------------    ------------
OPERATIONS:

  Net investment income                          $  3,634,095     $  6,637,711
------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities                                       (438,135)      (1,373,656)
------------------------------------------------------------------------------
  Change in net unrealized appreciation of
    investment securities                           2,862,136        1,001,629
==============================================================================
    Net increase in net assets resulting from
     operations                                     6,058,096        6,265,684
==============================================================================
Distributions to shareholders from net
  investment income:
  Class A                                          (2,173,907)      (4,375,332)
------------------------------------------------------------------------------
  Class B                                            (996,285)      (1,737,007)
------------------------------------------------------------------------------
  Class C                                            (311,168)        (465,897)
------------------------------------------------------------------------------
Share transactions-net:
  Class A                                           1,872,768        8,187,685
------------------------------------------------------------------------------
  Class B                                           3,992,378       10,223,695
------------------------------------------------------------------------------
  Class C                                           1,119,291        4,528,845
==============================================================================
    Net increase in net assets                      9,561,173       22,627,673
==============================================================================

NET ASSETS:

  Beginning of period                             117,975,116       95,347,443
==============================================================================
  End of period                                  $127,536,289     $117,975,116
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                  $135,655,585     $128,671,148
------------------------------------------------------------------------------
  Undistributed net investment income                 191,198           38,463
------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities                          (8,822,172)      (8,384,037)
------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of
    investment securities                             511,678       (2,350,458)
==============================================================================
                                                 $127,536,289     $117,975,116
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Income Municipal Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

       The Fund's investments include lower-rated and unrated debt securities which may be more susceptible to adverse economic conditions than investment grade holdings.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based upon the following annual rates, to the average daily net assets of the Fund:

                           NET ASSETS                                ANNUAL RATE
                           ----------                                -----------
First $500 million                                                      0.60%
--------------------------------------------------------------------------------
Over $500 million up to and including $1 billion                        0.55%
--------------------------------------------------------------------------------
Over $1 billion up to and including $1.5 billion                        0.50%
--------------------------------------------------------------------------------
Over $1.5 billion                                                       0.45%
________________________________________________________________________________
================================================================================


  AIM has agreed to waive fees and reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit total operating expenses of Class A, Class B and Class C shares to 0.55%, 1.30% and 1.30%, respectively. The expense limitation may be modified or terminated at any time. During the six months ended September 30, 2002, AIM waived fees of $313,246.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2002, AIM was paid $25,069 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended September 30, 2002, AFS retained $19,324 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended September 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $90,556, $189,492 and $59,189, respectively, as compensation under the Plans.

  AIM Distributors received commissions of $20,319 from sales of the Class A shares of the Fund during the six months ended September 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended September 30, 2002, AIM Distributors received $16,572, $0, and $2,068 for Class A, Class B and Class C in contingent deferred sales charges imposed on redemptions of Fund shares.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended September 30, 2002, the Fund paid legal fees of $2,178 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended September 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $836 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $836.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended September 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended March 31, 2002 and 2001 were as follows:

                                        2002          2001
                                     ----------    ----------
Distributions paid from:
  Ordinary income-tax-exempt         $6,578,236    $4,644,879
-------------------------------------------------------------
  Ordinary income-taxable                    --        10,760
=============================================================
                                     $6,578,236    $4,655,639
_____________________________________________________________
=============================================================

  As of March 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                  $     53,446
-----------------------------------------------------------
Capital loss carryforward*                       (7,821,164)
-----------------------------------------------------------
Post-October capital loss deferral                 (562,873)
-----------------------------------------------------------
Unrealized appreciation
  (depreciation)-investments                     (2,340,757)
-----------------------------------------------------------
Temporary book/tax differences                      (24,684)
-----------------------------------------------------------
Capital (par value and additional paid-in)      128,671,148
===========================================================
                                               $117,975,116
___________________________________________________________
===========================================================

  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

* The Fund's capital loss carryforward of $7,821,164 as of March 31, 2002 expires as follows:

  EXPIRATION                            CAPITAL LOSS
     DATE                               CARRYFORWARD
  ----------                            ------------
March 31, 2007                          $    11,394
---------------------------------------------------
March 31, 2008                              995,895
---------------------------------------------------
March 31, 2009                            3,558,416
---------------------------------------------------
March 31, 2010                            3,255,459
===================================================
                                        $ 7,821,164
___________________________________________________
===================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended September 30, 2002 was $15,783,663 and $10,454,645, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of September 30, 2002 was as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 4,448,550
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,923,457)
===========================================================
Net unrealized appreciation of investment
  securities                                    $   525,093
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $124,720,490.

NOTE 8--SHARE INFORMATION


Changes in shares outstanding during the six months ended September 30, 2002 and the year ended March 31, 2002 were as follows:

                                                      SIX MONTHS ENDED                 YEAR ENDED
                                                     SEPTEMBER 30, 2002              MARCH 31, 2002
                                                 --------------------------    --------------------------
                                                   SHARES         AMOUNT         SHARES         AMOUNT
                                                 ----------    ------------    ----------    ------------
Sold:
  Class A                                         1,315,249    $ 11,410,346     3,982,092    $ 34,583,981
---------------------------------------------------------------------------------------------------------
  Class B                                           867,744       7,552,254     1,807,094      15,706,727
---------------------------------------------------------------------------------------------------------
  Class C                                           333,075       2,899,543       989,594       8,586,847
=========================================================================================================
Issued as reinvestment of dividends:
  Class A                                           112,928         981,416       225,105       1,951,631
---------------------------------------------------------------------------------------------------------
  Class B                                            51,398         447,285        87,253         758,083
---------------------------------------------------------------------------------------------------------
  Class C                                            20,947         182,214        29,497         256,000
=========================================================================================================
Reacquired:
  Class A                                        (1,213,893)    (10,518,994)   (3,265,341)    (28,347,927)
---------------------------------------------------------------------------------------------------------
  Class B                                          (461,095)     (4,007,161)     (720,671)     (6,241,115)
---------------------------------------------------------------------------------------------------------
  Class C                                          (225,710)     (1,962,466)     (495,955)     (4,314,002)
=========================================================================================================
                                                    800,643    $  6,984,437     2,638,668    $ 22,940,225
_________________________________________________________________________________________________________
=========================================================================================================


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                   -----------------------------------------------------------------------------
                                                                                                                JANUARY 2, 1998
                                                    SIX MONTHS                                                  (DATE OPERATIONS
                                                       ENDED                  YEAR ENDED MARCH 31,               COMMENCED) TO
                                                   SEPTEMBER 30,    ----------------------------------------       MARCH 31,
                                                       2002          2002       2001       2000       1999            1998
                                                   -------------    -------    -------    -------    -------    ----------------
Net asset value, beginning of period                  $  8.59       $  8.59    $  8.72    $ 10.04    $  9.99        $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.27        0.55(a)      0.54       0.56       0.54           0.11
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                             0.17         (0.01)     (0.11)     (1.32)      0.05          (0.01)
================================================================================================================================
    Total from investment operations                     0.44          0.54       0.43      (0.76)      0.59           0.10
================================================================================================================================
Less dividends from net investment income               (0.26)        (0.54)     (0.56)     (0.56)     (0.54)         (0.11)
================================================================================================================================
Net asset value, end of period                        $  8.77       $  8.59    $  8.59    $  8.72    $ 10.04        $  9.99
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                          5.20%         6.41%      5.12%     (7.79)%     6.01%          1.04%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $74,275       $70,873    $62,820    $38,645    $49,570        $17,787
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                       0.55%(c)      0.55%      0.55%      0.50%      0.29%          0.25%(d)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    1.06%(c)      1.07%      1.17%      1.28%      1.29%          1.65%(d)
================================================================================================================================
Ratio of net investment income to average net
  assets                                                 6.25%(c)      6.26%(a)    6.23%     5.95%      5.41%          4.80%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                     9%           30%        15%        51%        30%            21%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $72,246,941.
(d)  Annualized.

                                                                                   CLASS B
                                                -----------------------------------------------------------------------------
                                                                                                             JANUARY 2, 1998
                                                 SIX MONTHS                                                  (DATE OPERATIONS
                                                    ENDED                  YEAR ENDED MARCH 31,               COMMENCED) TO
                                                SEPTEMBER 30,    ----------------------------------------       MARCH 31,
                                                    2002          2002       2001       2000       1999            1998
                                                -------------    -------    -------    -------    -------    ----------------
Net asset value, beginning of period               $  8.60       $  8.61    $  8.72    $ 10.04    $  9.99         $10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.24          0.48(a)    0.47       0.48       0.47           0.09
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.17         (0.02)     (0.10)     (1.32)      0.04          (0.01)
=============================================================================================================================
    Total from investment operations                  0.41          0.46       0.37      (0.84)      0.51           0.08
=============================================================================================================================
Less dividends from net investment income            (0.23)        (0.47)     (0.48)     (0.48)     (0.46)         (0.09)
=============================================================================================================================
Net asset value, end of period                     $  8.78       $  8.60    $  8.61    $  8.72    $ 10.04         $ 9.99
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                       4.81%         5.47%      4.44%     (8.54)%     5.23%          0.81%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $40,601       $35,811    $25,730    $20,298    $13,850         $2,699
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                    1.30%(c)      1.31%      1.30%      1.26%      1.04%          1.00%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 1.81%(c)      1.83%      1.92%      2.04%      2.04%          2.44%(d)
=============================================================================================================================
Ratio of net investment income to average
  net assets                                          5.50%(c)      5.50%(a)    5.48%     5.19%      4.66%          4.05%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                  9%           30%        15%        51%        30%            21%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

()(a)As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
()(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.
()(c)Ratios are annualized and based on average daily net assets of
     $37,794,753.
()(d)Annualized.

                                                                                   CLASS C
                                                  --------------------------------------------------------------------------
                                                                                                            JANUARY 2, 1998
                                                   SIX MONTHS                                               (DATE OPERATIONS
                                                      ENDED                YEAR ENDED MARCH 31,              COMMENCED) TO
                                                  SEPTEMBER 30,    -------------------------------------       MARCH 31,
                                                      2002          2002       2001      2000      1999           1998
                                                  -------------    -------    ------    ------    ------    ----------------
Net asset value, beginning of period                 $  8.60       $  8.61    $ 8.72    $10.04    $ 9.99         $10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.24          0.48(a)   0.47      0.48      0.47           0.09
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                            0.17         (0.02)    (0.10)    (1.32)     0.04          (0.01)
============================================================================================================================
    Total from investment operations                    0.41          0.46      0.37     (0.84)     0.51           0.08
============================================================================================================================
Less dividends from net investment income              (0.23)        (0.47)    (0.48)    (0.48)    (0.46)         (0.09)
============================================================================================================================
Net asset value, end of period                       $  8.78       $  8.60    $ 8.61    $ 8.72    $10.04         $ 9.99
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                         4.81%         5.47%     4.43%    (8.54)%    5.23%          0.79%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $12,661       $11,292    $6,797    $4,100    $3,017         $  738
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      1.30%(c)      1.31%     1.30%     1.26%     1.04%          1.00%(d)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   1.81%(c)      1.83%     1.92%     2.04%     2.04%          2.44%(d)
============================================================================================================================
Ratio of net investment income to average net
  assets                                                5.50%(c)      5.50%(a)   5.48%    5.19%     4.66%          4.05%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                    9%           30%       15%       51%       30%            21%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $11,805,510.
(d)  Annualized.


BOARD OF TRUSTEES                   OFFICERS                            OFFICE OF THE FUND
Robert H. Graham                    Robert H. Graham                    11 Greenway Plaza
                                    Chairman and President              Suite 100
Frank S. Bayley                                                         Houston, TX 77046
                                    Carol F. Relihan
Bruce L. Crockett                   Senior Vice President and           INVESTMENT ADVISOR
                                    Secretary
Albert R. Dowden                                                        A I M Advisors, Inc.
                                    Gary T. Crum                        11 Greenway Plaza
Edward K. Dunn, Jr.                 Senior Vice President               Suite 100
                                                                        Houston, TX 77046
Jack M. Fields                      Dana R. Sutton
                                    Vice President and Treasurer        TRANSFER AGENT
Carl Frischling
                                    Stuart W. Coco                      A I M Fund Services, Inc.
Prema Mathai-Davis                  Vice President                      P.O. Box 4739
                                                                        Houston, TX 77210-4739
Lewis F. Pennock                    Melville B. Cox
                                    Vice President                      CUSTODIAN
Ruth H. Quigley
                                    Karen Dunn Kelley                   The Bank of New York
Louis S. Sklar                      Vice President                      90 Washington Street,
                                                                        11th Floor
                                                                        New York, NY 10286

                                                                        COUNSEL TO THE FUND

                                                                        Ballard Spahr
                                                                        Andrews & Ingersoll, LLP
                                                                        1735 Market Street
                                                                        Philadelphia, PA 19103

                                                                        COUNSEL TO THE TRUSTEES

                                                                        Kramer, Levin, Naftalis & Frankel LLP
                                                                        919 Third Avenue
                                                                        New York, NY 10022

                                                                        DISTRIBUTOR

                                                                        A I M Distributors, Inc.
                                                                        11 Greenway Plaza
                                                                        Suite 100
                                                                        Houston, TX 77046



                                   EQUITY FUNDS                                                FIXED-INCOME FUNDS

            DOMESTIC EQUITY FUNDS                 INTERNATIONAL/GLOBAL EQUITY FUNDS           TAXABLE FIXED-INCOME FUNDS

               MORE AGGRESSIVE                              MORE AGGRESSIVE                         MORE AGGRESSIVE

AIM Emerging Growth                               AIM Developing Markets                      AIM High Yield II
AIM Small Cap Growth(1)                           AIM European Small Company                  AIM High Yield
AIM Aggressive Growth                             AIM Asia Pacific Growth(2)                  AIM Strategic Income
AIM Opportunities I(2,3)                          AIM International Emerging Growth           AIM Income
AIM Mid Cap Growth                                AIM Global Aggressive Growth                AIM Global Income
AIM Libra                                         AIM European Growth(2)                      AIM Total Return Bond
AIM Dent Demographic Trends                       AIM International Growth(2)                 AIM Intermediate Government
AIM Opportunities II(2,3)                         AIM Global Growth                           AIM Short Term Bond
AIM Constellation                                 AIM Worldwide Spectrum                      AIM Floating Rate
AIM Large Cap Growth                              AIM Global Trends                           AIM Limited Maturity Treasury(4,5)
AIM Weingarten                                    AIM International Core Equity(2)            AIM Money Market
AIM Opportunities III(2,3)
AIM Small Cap Equity                                       MORE CONSERVATIVE                        MORE CONSERVATIVE
AIM Capital Development
AIM Mid Cap Core Equity(2)                                SECTOR EQUITY FUNDS                   TAX-FREE FIXED-INCOME FUNDS
AIM Select Equity
AIM Premier Equity II(2)                                    MORE AGGRESSIVE                          MORE AGGRESSIVE
AIM Premier Equity(2)
AIM Blue Chip                                     AIM New Technology                          AIM High Income Municipal
AIM Mid Cap Basic Value                           AIM Global Science and Technology(2)        AIM Municipal Bond
AIM Large Cap Core Equity                         AIM Global Energy                           AIM Tax-Free Intermediate(4,5)
AIM Charter                                       AIM Global Financial Services               AIM Tax-Exempt Cash
AIM Basic Value                                   AIM Global Health Care
AIM Large Cap Basic Value                         AIM Global Utilities                              MORE CONSERVATIVE
AIM Balanced                                      AIM Real Estate
AIM Basic Balanced                                                                                    [AIM FUNDS LOGO]
                                                           MORE CONSERVATIVE                      --Registered Trademark--
               MORE CONSERVATIVE



When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) On 3/18/02, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (2) The following fund name changes became effective 7/1/02:
AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective 10/1/02, the fund reopened to new investors. (4) On October 30, 2002 Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. (5) On October 31, 2002, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund opened to new investors. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after January 20, 2003, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages $117 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions.*

    The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $323 billion in assets under management.*

*As of 9/30/02

                             INVEST WITH DISCIPLINE
                            --Registered Trademark--

A I M Distributors, Inc.                                               HIM-SAR-1

                      SEMIANNUAL REPORT / SEPTEMBER 30, 2002

                            AIM TAX-EXEMPT CASH FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           At the end of the six-month reporting period ended September
ROBERT H.           30, 2002, AIM Tax-Exempt Cash Fund posted a seven-day yield
GRAHAM]             of 0.96%. Translated to its taxable-equivalent yield, the
                    fund's seven-day yield was 1.56% based upon net asset value and adjusted for the highest marginal federal tax rate of 38.6%.

                    DIFFICULT ENVIRONMENT

                    At the writing of my most recent letter to the shareholders of AIM Tax-Exempt Cash Fund, the projection for the annualized growth of the U.S. gross domestic product (GDP) for the first quarter of 2002 was 5.8%. The actual rate ended up being 5.0%. In the second quarter, growth slowed to an annualized rate of 1.3%. The advance estimate of the annualized GDP growth for the third quarter, which ended on
September 30, was 3.1%. While the GDP numbers reflect slow growth, other economic indicators, such as a decrease in the number of new orders in the manufacturing industry, have added to concern about the strength of the economy. The financial markets have reflected the sluggishness of the economy with disappointing returns.

   Along with anemic economic growth, the job market has remained weak. The seasonally adjusted rate of unemployment for September was 5.6%. After the reporting period ended, the unemployment rate for October was announced at 5.7%. On top of the sometimes disheartening economic news, disconcerting world events and reports of corporate wrongdoing contributed to continued volatility and declines in the equity market. The quarter ended September 30, 2002, has been the worst quarter for equity markets since 1987.

   As you may remember, the fed funds rate (the rate banks charge one another for overnight loans) was lowered 11 times last year, with the last reduction occurring in December 2001, when the rate was lowered to 1.75%. Since then, the Federal Reserve's Federal Open Markets Committee (FOMC) has had six regularly scheduled meetings at which it left the rate unchanged. However, after the period covered by this report had ended, on November 6, 2002, the FOMC lowered the fed funds rate to 1.25%. As you know, the purpose of lowering the rate is to stimulate economic growth. Unfortunately, the low rate negatively impacts the yield on money market funds.

SAFETY AND STABILITY REMAIN HALLMARKS OF FUND

For the six-month period ended September 30, 2002, the AIM Tax-Exempt Cash Fund continued to provide steady, federally tax-exempt income and safety of principal. The fund maintained a weighted average maturity (WAM) in the 29- to 38-day range throughout the reporting period. A short weighted average maturity enables the fund to respond promptly to changes in the interest-rate environment. At the end of the reporting period, the WAM for the fund's investments was 34 days.

   The fund maintained its strict adherence to the investment discipline of purchasing only securities of superior credit quality. However, an investment in a money market fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CONCLUDING REMARKS

It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. Regardless of market trends, the fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.

   As always, we encourage you to see your financial advisor for a portfolio checkup and a fresh look at your investing objectives. Especially during such a tough market, it can be difficult to focus on the long term. Your financial advisor can help.

   Always feel free to contact our Client Services Department at 800-959-4246 if you have questions. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463, or you can visit our Web site at www.aimfunds.com.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
November 7, 2002

===============================================================================

PORTFOLIO MANAGEMENT TEAM

   Karen Dunn Kelley     Esther S. Chance
   Michael E. Marek      Colleen A. Ziegler
   Lyman Missimer III

===============================================================================

[COVER ART]
SUMMER SOLSTICE III BY ALLISON WATSON

===============================================================================

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE
TAX EXEMPT MUNICIPAL OBLIGATIONS-98.73%

ALABAMA-11.59%

Birmingham (City of)
  Medical Clinic Board;
  Refunding VRD Series
  1991 RB
  (LOC-AmSouth Bank)
  1.85%, 12/01/26(b)(c)     A-1    VMIG-1   $ 1,000   $  1,000,000
------------------------------------------------------------------
Birmingham (City of)
  Public Parks and
  Recreation Board
  (Childrens Zoo
  Project); Recreational
  Facility Improvement
  VRD Series 2002 RB
  (LOC-AmSouth Bank)
  1.93%, 05/01/07(b)(c)      --    VMIG-1     2,000      2,000,000
------------------------------------------------------------------
Montgomery (City of)
  Industrial Development
  Board (Industrial
  Partners Project);
  Refunding VRD Series
  1989 IDR (LOC-Suntrust
  Bank N.A.) 1.80%,
  01/01/07(b)(c)             --      Aa2      1,030      1,030,000
------------------------------------------------------------------
Ridge (City of)
  Improvement District;
  Special Assessment VRD
  Series 2000 RB
  (LOC-AmSouth Bank)
  1.80%, 10/01/25(b)(c)      --    VMIG-1     1,335      1,335,000
------------------------------------------------------------------
Tuscaloosa (City of)
  Educational Building
  Authority (Stillman
  College Project);
  Capital Improvement
  Refunding VRD Series
  2002 A RB
  (LOC-AmSouth Bank)
  1.93%, 05/01/23(b)(c)      --    VMIG-1     1,036      1,036,000
==================================================================
                                                         6,401,000
==================================================================

COLORADO-2.01%

Englewood (City of)
  Industrial Development
  Authority (Safeway Inc.
  Project); Refunding
  Variable Rate Series
  1993 IDR
  (LOC-Bankers Trust Co.)
  1.75%, 12/02/02(c)(d)     A-1+     --         565        565,000
------------------------------------------------------------------
Moffat (County of) (Ute
  Electric Project);
  Refunding VRD Series
  1984 PCR 1.90%,
  07/01/10(b)(e)            A-1+   VMIG-1       545        545,000
==================================================================
                                                         1,110,000
==================================================================

                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE


FLORIDA-8.82%

Dade (County of)
  Industrial Development
  Authority (Stephen M.
  Greene Management Co.
  Project); Refunding VRD
  Series 1989 A IDR
  (LOC-Suntrust Bank
  N.A.) 1.90%,
  11/01/02(b)(c)             --    VMIG-1   $   165   $    165,000
------------------------------------------------------------------
Dade (County of)
  Professional Sports
  Franchise Facilities;
  Tax Series 1992 B RB
  6.00%, 10/01/02(d)(f)     AAA      Aaa        400        406,000
------------------------------------------------------------------
Florida (State of)
  Housing Finance Agency;
  Refunding VRD Series
  1989 RB
  (LOC-Comerica Bank)
  1.66%, 04/01/26(b)(c)     A-1      --       1,070      1,070,000
------------------------------------------------------------------
Gulf Breeze (City of)
  Healthcare Facilities
  Authority (Heritage
  Healthcare Project);
  VRD Series 1999 RB
  (SEP-American
  International Group Inc.)
  --144A 1.83%, 01/01/24     --    VMIG-1     2,800      2,800,000
------------------------------------------------------------------
Hillsborough (County of)
  (Unincorporated Area
  Parks and Recreation
  Program); Refunding
  Unlimited Tax Series
  2002 GO
  2.00%, 07/01/03(e)        AAA      Aaa        425        427,045
==================================================================
                                                         4,868,045
==================================================================

GEORGIA-2.72%

Cobb (County of)
  Kennestone Hospital
  Authority (Equipment
  Pool Project); VRD
  Series 1999 RAC
  1.80%, 04/01/26(b)        A-1+   VMIG-1     1,500      1,500,000
==================================================================

ILLINOIS-6.30%

Berwyn (City of);
  Unlimited Tax Series
  1999 GO
  3.70%, 12/01/02(e)        AAA      --         320        320,812
------------------------------------------------------------------
First Union Merlots
  (State of Illinois);
  VRD Unlimited Tax
  Series 2001 A124 GO--144A
  1.75%, 11/01/26 (b)(h)    A-1      --       1,400      1,400,000
------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Franciscan
  Eldercare); Refunding
  VRD Series 1996 C RB
  (LOC-LaSalle National
  Bank) 1.75%,
  05/15/26(b)(c)            A-1      --     $ 1,420   $  1,420,000
------------------------------------------------------------------


                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE
Illinois (State of);
  Unlimited Tax Series
  1995 GO 5.13%,
  12/01/02(e)               AAA      Aaa     $  335        336,925
==================================================================
                                                         3,477,737
==================================================================

INDIANA-0.69%

Indiana (State of) Health
  Facilities Financing
  Authority (Sisters of
  St. Francis Health
  Services, Inc.);
  Refunding Hospital
  Series 1999 A RB
  4.00%, 11/01/02(e)         --      Aaa        380        380,768
==================================================================

IOWA-0.18%

Algona (City of) (George
  A Hormel & Co. Project);
  VRD Series 1985 IDR
  (LOC-U.S. Bank N.A.)
  1.85%, 05/01/05(b)(c)      --      P-1        100        100,000
==================================================================

KANSAS-0.55%

Olathe (City of);
  Unlimited Tax Series
  2001-198 GO
  4.25%, 04/01/03            AA      Aa3        300        303,535
==================================================================

LOUISIANA-0.97%

St. Charles Parish
  (Public Improvement
  Project); Refunding
  Sales Tax Series 2002 RB
  3.00%, 11/01/02(e)         --      Aaa        535        535,602
==================================================================

MAINE-0.36%

Maine (State of)
  Municipal Bond Bank
  (State Revolving Loan
  Fund Program); Sewer &
  Water Series 1997 A RB
  4.30%, 11/01/02(e)        AAA      Aaa        200        200,341
==================================================================

MARYLAND-5.79%

Baltimore (County of)
  (Blue Circle Inc.
  Project); Refunding
  Economic Development
  VRD Series 1992 RB
  (LOC-Danske Bank A/S)
  1.75%, 12/01/17(b)(c)      --    VMIG-1     2,900      2,900,000
------------------------------------------------------------------
Howard (County of) (Owen
  Brown Joint Venture);
  Refunding VRD Series
  1990 RB (LOC-Bank
  of America N.A.)
  1.45%, 05/01/11(c)(g)      --      P-1        300        300,000
==================================================================
                                                         3,200,000
==================================================================

MICHIGAN-0.73%

Greater Detroit (City of)
  Resources Recovery
  Authority; Refunding
  Series 1996 A RB
  5.00%, 12/13/02(e)        AAA      Aaa    $   400   $    402,420
==================================================================



                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE

MONTANA-0.72%

Missoula (City of)
  (Washington Corp.
  Project); VRD
  Series 1984 IDR
  (LOC-Bank of Montreal)
  1.36%, 11/01/04(c)(g)      --    VMIG-1       400        400,000
==================================================================

NEVADA-1.61%

Churchill (County of)
  School District
  (Permanent School Fund
  Guarantee Program);
  Refunding Limited Tax
  Series 2001 GO
  (CEP-Nevada Permanent
  School Fund)
  3.00%, 05/01/03            --      Aaa        500        503,733
------------------------------------------------------------------
Clark (County of ) School
  District; Limited Tax
  Series 2001 F GO
  5.00%, 06/15/03(e)        AAA      Aaa        250        256,082
------------------------------------------------------------------
Henderson (City of)
  Public Improvement
  Trust (Pueblo I
  Project); Refunding
  Multifamily Housing VRD
  Series 1995 A RB
  (LOC-Credit Suisse
  First Boston Corp.)
  1.85%, 08/01/26(b)(c)     A-1+     --         130        130,000
==================================================================
                                                           889,815
==================================================================

NEW JERSEY-0.74%

Gloucester (County of);
  Unlimited Tax Series
  2001 GO
  4.50%, 07/01/03(e)        AAA      Aaa        400        409,017
==================================================================

NEW MEXICO-1.00%

Silver City (City of);
  Refunding VRD Series
  1995 A RB (LOC-LaSalle
  National Bank)
  1.85%, 11/15/10(b)(c)      --      P-1        550        550,000
==================================================================

NORTH CAROLINA-0.68%

University of North
  Carolina at Charlotte
  (City of) Parking
  System; Refunding
  Series 2002 RB
  3.50%, 01/01/03(e)         --      Aaa        375        376,208
==================================================================

OHIO-3.26%

Allen (County of)
  Economic Development
  (Young Mens Christian
  Association); VRD
  Series 1998 RB
  (LOC-National City Bank)
  4.60%, 04/15/03(c)(d)      --      Aa3        500        507,273
------------------------------------------------------------------
Belmont (County of);
  Refunding Limited Tax
  Series 1993 GO
  4.30%, 12/01/02(e)        AAA      Aaa        390        391,469
------------------------------------------------------------------


                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE
OHIO-(CONTINUED)

Marion (County of)
  (Pooled Lease Program);
  Hospital Improvement
  VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.78%, 08/01/20(b)(c)     A-1      --     $   700   $    700,000
------------------------------------------------------------------
Ohio (State of) Housing
  Finance Agency (Kenwood
  Congregate Retirement
  Community); Multifamily
  Housing VRD Series
  1985 RB (LOC-Morgan
  Guaranty Trust)
  1.25%, 12/01/15(c)(g)      --    VMIG-1       200        200,000
==================================================================
                                                         1,798,742
==================================================================

OKLAHOMA-9.93%

Muskogee (City of)
  Industrial Trust
  (Muskogee Mall Ltd.
  Special Project); VRD
  Series 1985 RB
  (LOC-Bank of America)
  1.85%, 12/01/15(b)(c)      --    VMIG-1     5,100      5,100,000
------------------------------------------------------------------
Oklahoma City (City of);
  Refunding Unlimited Tax
  Series 2002 GO
  3.00%, 03/01/03(e)        AAA      Aaa        380        382,305
==================================================================
                                                         5,482,305
==================================================================

OREGON-0.78%

Portland (City of)
  Community College
  District; Refunding
  Unlimited Tax Series
  2002 A GO
  3.00%, 12/01/02            AA      Aa2        430        430,812
==================================================================

PENNSYLVANIA-5.16%

Butler (County of)
  Industrial Development
  Authority (Pennzoil Co.
  Project); VRD Series
  1982 PCR (LOC-Mellon
  Bank N.A.) 2.20%,
  12/01/12(b)(c)            A-1+     --         155        155,000
------------------------------------------------------------------
Chartiers (City of)
  School District;
  Refunding Unlimited Tax
  Series 2002 GO
  2.00%, 02/01/03(e)        AAA      Aaa        455        455,297
------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Pennsylvania);
  Class A Series COP--144A
  1.77%, 05/01/07(b)(h)     A-1+     --       1,295      1,295,000
------------------------------------------------------------------
Washington (County of)
  Authority (Higher
  Education Pooled
  Equipment Lease); Lease
  VRD Series 1985 RB
  (LOC-Wachovia Bank)
  1.75%, 11/01/05(b)(c)      --    VMIG-1       945        945,000
==================================================================
                                                         2,850,297
==================================================================

                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE


TENNESSEE-3.26%

Hamilton (County of)
  Industrial Development
  Board (Trade Center
  Hotel Associates);
  Refunding VRD Series
  1998 A IDR (LOC-Mellon
  Bank N.A.) 1.80%,
  09/01/16(b)(c)             --    VMIG-1   $   438   $    437,750
------------------------------------------------------------------
Hamilton (County of)
  Industrial Development
  Board (Trade Center
  Hotel Associates);
  Refunding VRD Series
  1998 C IDR (LOC-Mellon
  Bank N.A.) 1.80%,
  09/01/16(b)(c)             --    VMIG-1       800        800,000
------------------------------------------------------------------
Shelby (County of);
  Unlimited Tax Series
  1995 A GO
  5.50%, 04/01/03(d)(f)     NRR      NRR        540        561,093
==================================================================
                                                         1,798,843
==================================================================

TEXAS-22.65%

Amarillo (City of) Health
  Facilities Corp. (ACES-
  Panhandle Pooled Health
  Care); Refunding VRD
  Series 1985 RB
  (LOC-BNP Paribas)
  1.90%, 05/31/25(b)(c)      --    VMIG-1    10,400     10,400,000
------------------------------------------------------------------
Northside (City of)
  Independent School
  District; Unlimited Tax
  Series 2001 A GO
  (CEP-Texas Permanent
  School Fund)
  2.00%, 08/01/03           AAA      Aaa        400        401,316
------------------------------------------------------------------
San Benito (City of)
  Consolidated Independent
  School District;
  Unlimited Tax Series
  1998 GO (CEP-Texas
  Permanent School Fund)
  6.25%, 02/15/03           AAA      Aaa        350        356,009
------------------------------------------------------------------
Texas (State of); Series
  2002 TRAN
  2.75%, 08/29/03          SP-1+    MIG1        700        707,980
------------------------------------------------------------------
Trinity River Industrial
  Development Authority
  (Radiation Sterilizers);
  VRD Series 1985 A IDR
  (LOC-American National
  Bank)
  1.45%, 11/01/05(c)(g)     A-1      --         250        250,000
------------------------------------------------------------------
Webb (County of); Limited
  Tax Series 2002 GO
  3.00%, 02/15/03(e)        AAA      Aaa        390        392,231
==================================================================
                                                        12,507,536
==================================================================

VIRGINIA-2.72%

Norfolk (City of)
  Industrial Development
  Authority (Sentara
  Health System);
  Commercial Paper Notes
  1.25%, 10/03/02           A-1+     P-1      1,500      1,500,000
==================================================================


                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE
WASHINGTON-(CONTINUED)

Port Kalama (City of)
  Public Corp. (Conagra
  Inc. Project); VRD
  Series 1983 RB
  (LOC-Morgan Guaranty
  Trust) 1.75%,
  01/01/04(b)(c)            A-1+     --     $   565   $    565,000
------------------------------------------------------------------
Port Seattle (City of)
  Industrial Development
  Corp. (Sysco Food
  Services Project);
  Refunding VRD Series
  1994 IDR 1.85%,
  11/01/25(b)               A-1+   VMIG-1     1,050      1,050,000
==================================================================
                                                         1,815,634
==================================================================

WISCONSIN-2.22%

LaCrosse (City of)
  Industrial Development
  Authority (La Crosse
  Properties); Refunding
  VRD Series 1992 IDR
  (LOC-U.S. Bank N.A.)
  1.75%, 10/01/02
  (Acquired 7/31/02;
  Cost $600,000)(b)(c)      A-1      --         600        600,000
------------------------------------------------------------------
Mukwonago (City of)
  Waterworks & Sewer
  System; Refunding
  Series 2002 Jr. Sub. RB
  3.25%, 12/01/02(e)         --      Aaa        155        155,372
------------------------------------------------------------------


                             RATINGS(a)       PAR
                            S&P    MOODY'S   (000)       VALUE
WISCONSIN-(CONTINUED)

Northeast (City of)
  Technical Promissory
  Notes; Unlimited Tax
  Series 2002 B GO 2.00%,
  04/01/03                   --      Aa1    $   345   $    346,026
------------------------------------------------------------------
Sun Prairie (City of);
  Refunding Unlimited Tax
  Series 2002 A GO 2.00%,
  02/01/03(e)                --      Aaa        125        125,207
==================================================================
                                                         1,226,605
==================================================================
    Total Tax Exempt
      Municipal
      Obligations (Cost
      $54,515,262)                                      54,515,262
==================================================================
TOTAL INVESTMENTS-98.73% (Cost $54,515,262)(j)          54,515,262
==================================================================
OTHER ASSETS LESS LIABILITIES-1.27%                        702,665
==================================================================
NET ASSETS-100.00%                                     $55,217,927
__________________________________________________________________
==================================================================

Investment Abbreviations:

ACES  - Adjustable Convertible Extendable Securities
CEP   - Credit enhancement provider
COP   - Certificate of Participation
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
Jr.   - Junior
LOC   - Letter of Credit
PCR   - Pollution Control Revenue Bonds
RAC   - Revenue Anticipation Certificates
RB    - Revenue Bonds
Sub.  - Subordinated
TRAN  - Tax and Revenue Anticipation Notes
VRD   - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security.
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/02.
(c) Principal and interest payments are guaranteed by the letter of credit agreement.
(d) Security has an irrevocable call or mandatory put. Par value and maturity date reflects such call or put.
(e) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(f) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The aggregate market value of these securities at 10/31/02 was $6,095,000, which represented 11.00% of the Fund's net assets.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 09/30/02.
(i) These Certificates of Participation instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds") and a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based on a short term rate reset periodically.
(j) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $54,515,262)                                  $54,515,262
-----------------------------------------------------------
Receivables for:
  Investments sold                                  110,000
-----------------------------------------------------------
  Fund shares sold                                  672,203
-----------------------------------------------------------
  Interest                                          203,707
-----------------------------------------------------------
Investment for deferred compensation plan            31,072
-----------------------------------------------------------
Other assets                                         16,059
===========================================================
    Total assets                                 55,548,303
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            222,513
-----------------------------------------------------------
  Amount due custodian                               19,157
-----------------------------------------------------------
  Dividends                                           4,068
-----------------------------------------------------------
  Deferred compensation plan                         31,072
-----------------------------------------------------------
Accrued distribution fees                            14,411
-----------------------------------------------------------
Accrued trustees' fees                                1,902
-----------------------------------------------------------
Accrued transfer agent fees                           9,433
-----------------------------------------------------------
Accrued operating expenses                           27,820
===========================================================
    Total liabilities                               330,376
===========================================================
Net assets applicable to shares outstanding     $55,217,927
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Outstanding                                      55,210,270
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share                               $      1.00
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                          $468,742
==========================================================

EXPENSES:

Advisory fees                                       99,586
----------------------------------------------------------
Administrative services fees                        25,069
----------------------------------------------------------
Custodian fees                                       3,014
----------------------------------------------------------
Distribution fees                                   71,133
----------------------------------------------------------
Transfer agent fees                                 34,718
----------------------------------------------------------
Trustees' fees                                       4,744
----------------------------------------------------------
Registration and filing fees                        11,520
----------------------------------------------------------
Professional fees                                   12,547
----------------------------------------------------------
Other                                               11,043
==========================================================
    Total expenses                                 273,374
==========================================================
Less: Fees waived                                  (42,680)
----------------------------------------------------------
    Expenses paid indirectly                          (395)
==========================================================
    Net expenses                                   230,299
==========================================================
Net investment income                              238,443
==========================================================
Net increase in net assets resulting from
  operations                                      $238,443
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED MARCH 31, 2002 (UNAUDITED)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2002            2002
                                                              -------------    -----------
OPERATIONS:

  Net investment income                                        $   238,443     $ 1,103,192
==========================================================================================
    Net increase in net assets resulting from operations           238,443       1,103,192
==========================================================================================
Distributions to shareholders from net investment income          (238,443)     (1,103,182)
------------------------------------------------------------------------------------------
Share transactions-net                                             221,952      (8,484,219)
==========================================================================================
    Net increase (decrease) in net assets                          221,952      (8,484,209)
==========================================================================================

NET ASSETS:

  Beginning of period                                           54,995,975      63,480,184
==========================================================================================
  End of period                                                $55,217,927     $54,995,975
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $55,191,784     $54,969,832
------------------------------------------------------------------------------------------
  Undistributed net investment income                               26,143          26,143
==========================================================================================
                                                               $55,217,927     $54,995,975
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2002, AIM was paid $25,069 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended September 30, 2002, AFS retained $16,358 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets for services related to the sale and distribution of the Fund's shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Fund to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Currently, AIM Distributors has agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan equals 0.10% of the Fund's average daily net assets. For the six months ended September 30, 2002, the Fund paid AIM Distributors $28,453 as compensation under the Plan and AIM Distributors waived fees of $42,680.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended September 30, 2002, the Fund paid legal fees of $2,145 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended September 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $395 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $395.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended March 31, 2002 and 2001 were as follows:

                                                                 2002          2001
                                                              ----------    ----------
Distributions paid from:
  Ordinary income-taxable                                     $  274,968    $  430,802
--------------------------------------------------------------------------------------
  Ordinary income-tax-exempt                                     828,214     1,810,808
======================================================================================
                                                              $1,103,182    $2,241,610
______________________________________________________________________________________
======================================================================================


  As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income-taxable                           $    12,542
---------------------------------------------------------------------------
Undistributed ordinary income-tax-exempt                             59,067
---------------------------------------------------------------------------
Temporary book/tax differences                                      (45,466)
---------------------------------------------------------------------------
Shares of beneficial interest                                    54,969,832
===========================================================================
                                                                $54,995,975
___________________________________________________________________________
===========================================================================


  Temporary book/tax differences are primarily a result of timing differences for recognition of directors deferred compensation and retirement plan expenses. Investments have the same cost for tax and financial statement purposes.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the six months ended September 30, 2002 and the year ended March 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED
                                                                     SEPTEMBER 30,              YEAR ENDED MARCH 31,
                                                                         2002                           2002
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
                                                              -----------    ------------    -----------    ------------
Sold                                                           38,711,023    $ 38,711,023     66,147,965    $ 66,147,965
------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                               210,974         210,974      1,054,345       1,054,345
------------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (38,700,045)    (38,700,045)   (75,686,529)    (75,686,529)
========================================================================================================================
                                                                  221,952    $    221,952     (8,484,219)   $ (8,484,219)
________________________________________________________________________________________________________________________
========================================================================================================================


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   SIX MONTHS
                                                     ENDED                          YEAR ENDED MARCH 31,
                                                 SEPTEMBER 30,     ------------------------------------------------------
                                                      2002          2002          2001       2000       1999       1998
                                                 --------------    -------       -------    -------    -------    -------
Net asset value, beginning of period                $  1.00        $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.004           0.02          0.04       0.03       0.03       0.03
-------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income            (0.004)         (0.02)        (0.04)     (0.03)     (0.03)     (0.03)
=========================================================================================================================
Net asset value, end of period                      $  1.00        $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                        0.42%          1.84%         3.76%      3.05%      2.90%      3.12%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $55,218        $54,996       $63,480    $60,440    $61,159    $51,934
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     0.81%(b)       0.79%         0.76%      0.80%      0.79%      0.83%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  0.96%(b)       0.94%         0.91%      0.95%      0.94%      0.98%
=========================================================================================================================
Ratio of net investment income to average net
  assets                                               0.84%          1.85%         3.68%      2.99%      2.83%      3.07%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $56,751,063.

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND

Robert H. Graham        Robert H. Graham                11 Greenway Plaza
                        Chairman and President          Suite 100
Frank S. Bayley                                         Houston, TX 77046
                        Carol F. Relihan
Bruce L. Crockett       Senior Vice President and       INVESTMENT ADVISOR
                        Secretary
Albert R. Dowden                                        A I M Advisors, Inc.
                        Gary T. Crum                    11 Greenway Plaza
Edward K. Dunn, Jr.     Senior Vice President           Suite 100
                                                        Houston, TX 77046
Jack M. Fields          Dana R. Sutton
                        Vice President and Treasurer    TRANSFER AGENT
Carl Frischling
                        Stuart W. Coco                  A I M Fund Services, Inc.
Prema Mathai-Davis      Vice President                  P.O. Box 4739
                                                        Houston, TX 77210-4739
Lewis F. Pennock        Melville B. Cox
                        Vice President                  CUSTODIAN
Ruth H. Quigley
                        Karen Dunn Kelley               The Bank of New York
Louis S. Sklar          Vice President                  90 Washington Street,
                                                        11th Floor
                                                        New York, NY 10286

                                                        COUNSEL TO THE FUND

                                                        Ballard Spahr
                                                        Andrews & Ingersoll, LLP
                                                        1735 Market Street
                                                        Philadelphia, PA 19103

                                                        COUNSEL TO THE TRUSTEES

                                                        Kramer, Levin, Naftalis & Frankel LLP
                                                        919 Third Avenue
                                                        New York, NY 10022

                                                        DISTRIBUTOR

                                                        A I M Distributors, Inc.
                                                        11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046

                            EQUITY FUNDS                                             FIXED-INCOME FUNDS

   DOMESTIC EQUITY FUNDS                 INTERNATIONAL/GLOBAL EQUITY FUNDS       TAXABLE FIXED-INCOME FUNDS

     MORE AGGRESSIVE                            MORE AGGRESSIVE                       MORE AGGRESSIVE

AIM Emerging Growth                     AIM Developing Markets                  AIM High Yield II
AIM Small Cap Growth(1)                 AIM European Small Company              AIM High Yield
AIM Aggressive Growth                   AIM Asia Pacific Growth(2)              AIM Strategic Income
AIM Opportunities I(2,3)                AIM International Emerging Growth       AIM Income
AIM Mid Cap Growth                      AIM Global Aggressive Growth            AIM Global Income
AIM Libra                               AIM European Growth(2)                  AIM Total Return Bond
AIM Dent Demographic Trends             AIM International Growth(2)             AIM Intermediate Government
AIM Opportunities II(2,3)               AIM Global Growth                       AIM Short Term Bond
AIM Constellation                       AIM Worldwide Spectrum                  AIM Floating Rate
AIM Large Cap Growth                    AIM Global Trends                       AIM Limited Maturity Treasury(4,5)
AIM Weingarten                          AIM International Core Equity(2)        AIM Money Market
AIM Opportunities III(2,3)
AIM Small Cap Equity                            MORE CONSERVATIVE                     MORE CONSERVATIVE
AIM Capital Development
AIM Mid Cap Core Equity(2)                     SECTOR EQUITY FUNDS                TAX-FREE FIXED-INCOME FUNDS
AIM Select Equity
AIM Premier Equity II(2)                        MORE AGGRESSIVE                       MORE AGGRESSIVE
AIM Premier Equity(2)
AIM Blue Chip                           AIM New Technology                      AIM High Income Municipal
AIM Mid Cap Basic Value                 AIM Global Science and Technology(2)    AIM Municipal Bond
AIM Large Cap Core Equity               AIM Global Energy                       AIM Tax-Free Intermediate(4,5)
AIM Charter                             AIM Global Financial Services           AIM Tax-Exempt Cash
AIM Basic Value                         AIM Global Health Care
AIM Large Cap Basic Value               AIM Global Utilities                          MORE CONSERVATIVE
AIM Balanced                            AIM Real Estate
AIM Basic Balanced                                                                      [AIM FUNDS LOGO]
                                                MORE CONSERVATIVE                   --Registered Trademark--
     MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) On 3/18/02, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (2) The following fund name changes became effective 7/1/02:
AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective 10/1/02, the fund reopened to new investors. (4) On October 30, 2002 Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. (5) On October 31, 2002, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund opened to new investors. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after January 20, 2003, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages $117 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions.*

   The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $323 billion in assets under management.*

*As of 9/30/02


             INVEST WITH DISCIPLINE
             --Registered Trademark--

A I M Distributors, Inc.                                               TEC-SAR-1

                     Semiannual Report / September 30, 2002

                         AIM TAX-FREE INTERMEDIATE FUND

                                  [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

================================================================================

                                  [COVER IMAGE]

                     THE LIBRARY BY FELIX EDOUARD VALLOTTON

       VALLOTTON'S WORK IS WIDELY DIVERSIFIED AND COMPRISES MORE THAN 200

          ENGRAVINGS, INNUMERABLE DRAWINGS, SOME 1,700 PAINTINGS, A FEW

       SCULPTURES, AND A COLLECTION OF WRITINGS. HIS QUIET PAINTING OF THE

             LIBRARY REFLECTS THE ORDER, DIVERSITY, AND PATIENCE OF

                              LONG-TERM INVESTING.

================================================================================

AIM Tax-Free Intermediate Fund is for shareholders who seek to earn a high level of income exempt from federal taxes. The fund purchases high-quality municipal bonds maturing in 10 1/2 years or less.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Tax-Free Intermediate Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o Had the advisor not waived fees and/or absorbed expenses in the past, returns would have been lower.

o When sales charges are included in performance figures, those figures reflect the maximum 1.00% sales charge.

o The 30-day yield is calculated on the basis of a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest, and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, annualized, and calculated at maximum offering price (MOP).

o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.

o The fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price (MOP). The fund's 30-day distribution rate and 30-day yield will differ.

o The average credit quality ratings of the holdings in the fund are historical and are based on an analysis of the portfolio's credit quality, composition, management, and weekly portfolio reviews.

o U.S. Treasury securities such as bills, notes, and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured and their value and yield will vary with market conditions.

o The fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a well-known global investment bank.

o The unmanaged Lipper Intermediate Municipal Bond Fund Index represents an average of the 30 largest intermediate-term municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

  This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 9/30/02, including sales charges

================================================================================

Inception (5/1/87)         6.20%
10 years                   5.62
 5 years                   5.63
 1 year                    6.97

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           Uncertainty about the vigor of the economy, about whether
ROBERT H.           the stock market would emerge from its prolonged slump, and
GRAHAM]             about the possibility of war in the Mideast weighed on
                    financial markets during the six months covered by this report.

                       Reports of accounting irregularities at a few
                    high-profile companies added to the uncertainty. It is worth noting that, despite all the media coverage of these stories, the number of firms involved is very small considering that there are about 17,000 publicly traded companies in the United States. In addition, our public and private institutions have quickly established policies designed to improve the accuracy of financial reporting. We strongly support these legislative and regulatory changes that seek more accurate financial disclosure and sounder business ethics.

   Confidence in corporate governance and financial reporting is essential to the efficient functioning of financial markets. As this confidence has been shaken, many investors have withdrawn from the stock market, and assets in money market and fixed-income investments have risen substantially.

   Over the recent past, this move into fixed-income securities has made sense. Domestic equities represented by the S&P 500 Index produced total return of -28.34% for the six months covered by this report. By contrast, the Lehman Municipal Bond Index returned 8.58%. Yields on municipal securities were very attractive at the close of the reporting period, essentially equal to those of comparable-maturity U.S. Treasury securities before factoring in the tax advantages of municipal securities.

BONDS HAVE RISKS, TOO

But while bonds have been outperforming stocks recently, many experts are worrying about a "bond bubble" developing as investors flock to this asset class and bid up prices. It is important to understand that bond prices move in the opposite direction to interest rates. The value of existing bonds has been rising as interest rates have fallen, contributing to attractive total returns. Since rates are now very low--the federal funds rate is at its lowest level since 1961--the upside potential of bond prices is limited. Sooner or later, the economy will emerge from its current doldrums and interest rates will begin to rise. That will push bond values lower, reducing returns on these securities.
It is worth noting that your fund's relatively short duration of less than five years helps moderate its response to changes in prevailing interest rates.

   The important thing for you as an investor is to fashion a portfolio that suits you. We encourage you to see your financial advisor for a fresh look at your portfolio. The value of many securities has changed substantially in the recent past, and the outperformance of fixed-income securities over equities may have significantly altered the character of your portfolio. Take this opportunity to re-examine your investments and make sure your portfolio suits your objectives, time horizon, and risk tolerance.

YOUR FUND MANAGERS COMMENT

In the following pages your fund's managers discuss factors that influenced your fund and how they managed the fund during the period covered by this report. We hope you find their discussion informative.

   Briefly, for the six months ended September 30, 2002, AIM Tax-Free Intermediate Fund continued to provide investors with current income exempt from federal taxes, solid total return, and relative safety amid stock market volatility and geopolitical uncertainty. At the close of the reporting period, the 30-day yield and 30-day distribution rate on the fund's Class A shares stood at 2.76% and 3.79%, respectively. (By comparison, the taxable yield on a five-year Treasury note stood at 2.58%.) Six-month cumulative total return for Class A shares at net asset value was 8.27%.

   You can find timely information about your fund and the markets on our Web site, www.aimfunds.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

   Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--. I look forward to reporting to you again in six months.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
October 15, 2002

FUND CONTINUES TO PROVIDE ATTRACTIVE INCOME

HOW DID THE FUND PERFORM?

For the six months ended September 30, 2002, AIM Tax-Free Intermediate Fund continued to provide investors with attractive current income, exempt from federal taxes, and a solid total return. Also, the fund provided investors with relative safety during a period of stock market volatility and geopolitical uncertainty. Heavy investor demand for municipal bonds drove down yields, but drove up prices, for much of the reporting period. (Bond yields and prices move inversely to one another; as bond yields rise, bond prices fall.) Higher bond prices contributed to the fund's solid total return during the reporting period.

   At the close of the reporting period, the 30-day yield and 30-day distribution rate on the fund's Class A shares stood at 2.76% and 3.79%, respectively. On a tax-equivalent basis, the 30-day yield was 4.50%, which compared quite favorably to the taxable yield of a 10-year U.S. Treasury note, which stood at 3.60% on September 30, 2002. Additional information about the fund's performance is provided in the box below. The fund's total net assets stood at $607 million on September 30, 2002.

WHAT WERE THE MAJOR ECONOMIC AND FINANCIAL TRENDS DURING THE REPORTING PERIOD?

Throughout the reporting period, the economy remained weak and investors remained skittish. The economy grew robustly in the first quarter of 2002, but at a much slower pace in the second and third quarters. Unemployment peaked at 6.0% in April but fell thereafter. Consumer spending, which accounts for roughly two-thirds of the $10 trillion U.S. economy, continued to be strong despite generally declining consumer confidence. Given these mixed economic signals, the Fed held short-term interest rates steady at 1.75%--the lowest rate since the early 1960s.

   Stocks sank throughout the reporting period, except for a short-lived rally from mid-July to mid-August. For the six months ended September 30, 2002, the S&P 500--considered representative of the U.S. stock market as a whole--returned -28.34%. The stock market decline was broad; indeed, every sector of the S&P 500 declined in the second and third quarters. Economic and geopolitical uncertainty, together with a declining stock market, prompted many investors to seek relative safety in fixed-income investments, despite the historically low yields they provided. As one observer remarked, there was no "flight to quality--there was a stampede to quality."

WHAT WERE THE TRENDS IN THE MUNICIPAL BOND MARKET?

State and local tax revenues have declined significantly since the economy began weakening in late 2000. To deal with these shortfalls, state and local governments have cut spending, tapped "rainy day" funds, raised taxes--and issued debt.

   Historically low interest rates prompted states and localities not only to issue new debt, but to refinance older, higher coupon bonds by issuing lower coupon bonds in their place. Overall, municipal bond issuance totaled a record $194.6 billion in the first half of 2002, topping the previous six-month issuance record set in the second half of 2001. Municipal issuance during the first half of 2002 was 21.3% higher than during the first half of 2001.

   Heavy issuance was met with strong demand as investors sought refuge from the volatile stock market. For most of the year, interest in municipal bonds remained keen, and inflows into municipal bond funds were strong. Despite this heavy demand, muni yields held up well against U.S. Treasury securities. Municipal bonds are considered cheap when they yield 78% to 82% of Treasuries. At the close of the reporting period, top-rated municipal bonds were yielding more than 95%, and in some cases more than 100%, of Treasury yields.

================================================================================
FUND PROVIDES CURRENT INCOME...

As of 9/30/02

================================================================================

30-Day Distribution Rate                        3.79%

Taxable-Equivalent 30-Day Distribution Rate     6.17 *

30-Day Yield                                    2.76

Taxable-Equivalent 30-Day Yield                 4.50 *

10-Year U.S. Treasury Note Yield                3.60

*ASSUMES HIGHEST MARGINAL FEDERAL INCOME TAX RATE IN EFFECT ON SEPTEMBER 30, 2002--38.6%.

================================================================================


================================================================================

....AND ATTRACTIVE TOTAL RETURN

For the six months ended 9/30/02

================================================================================

                                   [BAR CHART]

AIM TAX-FREE INTERMEDIATE FUND
(EXCLUDING SALES CHARGES)               8.27%
LEHMAN MUNICIPAL BOND INDEX             8.58%
LIPPER INTERMEDIATE MUNICIPAL
BOND FUND INDEX                         7.54%
S&P 500                               -28.34%

================================================================================

PORTFOLIO COMPOSITION
As of 9/30/02, based on total net assets

=====================================================================================================
                                                   % OF
TOP FIVE HOLDINGS              COUPON   MATURITY PORTFOLIO      CREDIT RATINGS OF HOLDINGS
-----------------------------------------------------------------------------------------------------

1. District of Columbia        5.50%     6/1/09     2.9%        [PIE CHART]

2. Chicago (City of) (Central  6.50%    12/1/08     1.5         AAA                        68.8%
   Loop Redevelopment)                                          AA                         22.2%
                                                                A                           6.8%
3. New Jersey (State of)       5.50%    6/15/10     1.5         Other/Non-rated             2.2%
   Transportation Trust Fund
   Authority
                                                                Number of Bond Holdings    326
4. Energy Northwest            5.50%     7/1/11     1.4         Weighted Average Maturity  6.04 Years
   (Washington)                                                 Duration                   4.71 Years
                                                                Average Quality Rating     AA+
5. San Antonio (City of)       5.25%     2/1/10     1.2


The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.
=====================================================================================================

HOW DID YOU MANAGE THE FUND?

Given economic weakness and declining tax revenues, we continued to conduct careful research on all our holdings and all municipal issuers represented in the fund. We paid particular attention to municipal bonds dependent on discretionary spending, which might be vulnerable in an economic downturn--especially airport, hotel, stadium, and toll road bonds. At the close of the reporting period, the fund owned no uninsured stadium, hotel, or airport bonds. Historically, most toll roads have not been affected by economic weakness, and we continue to believe our toll road holdings are among the better-quality investments in the fund.

   Like many individual investors, we continued to stress quality during these uncertain economic times. At the close of the reporting period:

o  91% of fund assets were invested in AAA-rated or AA-rated bonds.

o  The fund's overall average quality rating remained unchanged, at AA+.

o  65% of fund assets were invested in pre-refunded or insured bonds.

o  The fund held no alternative minimum tax bonds.

   Duration declined slightly, from 4.9 years to 4.7 years, and weighted average maturity declined from 6.3 years to 6.0 years. Duration measures the sensitivity of a bond's price to changes in interest rates. The number of fund holdings declined from 383 holdings at the start of the reporting period to 326 at its close.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

There was considerable uncertainty about the state of the U.S. economy and the future direction of interest rates. At its September 24 meeting, the Fed held short-term interest rates steady, although two members of its policy-setting board voted to reduce already low short-term interest rates to stimulate the economy. Mixed economic signals have convinced most observers that steady or slightly lower rates are likely in the near term. Longer term, interest rates will likely rise as the economy improves--which brings us to our second point.

   Investors should understand that fixed-income investments, including municipal bond mutual funds, are not risk-free. At some point, interest rates will likely rise, and bond prices will likely fall. When that happens, many fixed-income investments could produce negative returns. So we would tell fixed-income investors what we told equity investors during the bull market of the 1990s: Diversify! AIM Tax-Free Intermediate Fund should be a component of a well-diversified investment portfolio, not one's only investment.

                          See important fund and index
                         disclosures inside front cover.

IMPORTANT NOTE TO SHAREHOLDERS

On October 30, 2002, Class A shares of AIM Tax-Free Intermediate Fund were closed to new investors. On October 31, 2002, Class A3 shares were introduced. Class A3 shares are offered with no front-end sales charge and no contingent deferred sales charge.

   Current Class A shareholders may continue to purchase Class A shares. Effective February 16, 2003, exchanges into the fund's Class A shares will not be allowed. Both existing Class A and Class A3 shareholders may exchange into other funds' Class A shares upon payment of an incremental sales charge.

PORTFOLIO MANAGEMENT TEAM

Richard A. Berry
Stephen D. Turman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)


                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
MUNICIPAL BONDS-98.66%

ALABAMA-1.91%

Alabama (State of) (Parks
  System Improvement
  Corp.); Unlimited Series
  2001 C GO
  5.50%, 06/01/10            AA     Aa3    $ 1,060   $  1,226,780
-----------------------------------------------------------------
Alabama Special Care
  Facilities Financing
  Authority (Birmingham
  Charity Obligated
  Group); Hospital Series
  1997 D RB
  4.95%, 11/01/07(b)(c)     AAA     Aaa        865        938,940
-----------------------------------------------------------------
Birmingham (City of);
  Refunding Unlimited Tax
  Series 2001 B GO
  5.25%, 07/01/10(d)        AAA     Aaa      1,950      2,215,024
-----------------------------------------------------------------
Jefferson (County of)
  (Public Improvements
  Project); Unlimited Tax
  Series 2001 A GO
  5.00%, 04/01/10(d)        AAA     Aaa      2,925      3,263,042
-----------------------------------------------------------------
Jefferson (County of)
  (School Improvements
  Project); Limited Tax
  Series 2000 GO
  5.05%, 02/15/09(d)        AAA     Aaa      1,000      1,116,130
-----------------------------------------------------------------
Lauderdale & Florence
  (County of) Health Care
  Authority (Coffee
  Health Group Project); Refunding
  Unlimited Tax Series
  1999 A RB
  5.00%, 07/01/07(d)        AAA     Aaa      1,000      1,100,800
-----------------------------------------------------------------
  Series 2000 A RB
  5.25%, 07/01/04(d)        AAA     Aaa      1,195      1,264,179
-----------------------------------------------------------------
  5.50%, 07/01/08(d)        AAA     Aaa        385        436,509
=================================================================
                                                       11,561,404
=================================================================

ALASKA-0.64%

Alaska (State of) Housing
  Financing Corp.; Series
  1997 A-1 RB
  4.90%, 12/01/07(d)        AAA     Aaa        615        657,103
-----------------------------------------------------------------
Anchorage (City of)
  (Correctional Facilities
  Improvement Project);
  Lease Series 2000 RB
  5.13%, 02/01/09(d)        AAA     Aaa      1,000      1,121,600
-----------------------------------------------------------------
Anchorage (City of);
  Unlimited Tax Series
  1994 GO
  5.50%, 07/01/04(b)(c)     AAA     Aaa      1,950      2,123,530
=================================================================
                                                        3,902,233
=================================================================

                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE


AMERICAN SAMOA-0.70%

American Samoa (Territory
  of); Refunding Unlimited
  Tax Series 2000 GO
  5.75%, 09/01/03            A      --     $ 1,120   $  1,160,096
-----------------------------------------------------------------
  6.00%, 09/01/06(d)         A      --       1,585      1,770,984
-----------------------------------------------------------------
  6.00%, 09/01/07(d)         A      --       1,150      1,298,568
=================================================================
                                                        4,229,648
=================================================================

ARIZONA-1.79%

Arizona (State of)
  Agricultural Improvement
  & Power District (Salt
  River Project);
  Prerefunded Series 1993
  B RB
  5.38%, 01/01/03(b)(c)     NRR     Aaa        750        772,327
-----------------------------------------------------------------
Arizona (State of)
  Agricultural Improvement
  & Power District (Salt
  River Project);
  Unrefunded Series 1993 B
  RB
  5.38%, 01/01/09            AA     Aa2        250        257,087
-----------------------------------------------------------------
Arizona State
  Transportation Board
  (Highway Project);
  Refunding Sub. Series
  1993 A RB
  6.00%, 07/01/08            AA     Aa2        800        935,856
-----------------------------------------------------------------
Maricopa (County of)
  Unified School District
  #11 (Peoria Project of
  1991); Unlimited Tax
  Series 1995 GO
  5.50%, 07/01/05(b)(c)     AAA     Aaa      1,365      1,516,897
-----------------------------------------------------------------
Maricopa (County of)
  Unified School District
  #4 (Mesa Project of
  1995); Unlimited Tax
  Series 1998 E GO
  5.00%, 07/01/09(d)        AAA     Aaa      1,900      2,105,409
-----------------------------------------------------------------
Mohave (County of) Unified
  School District #1 (Lake
  Havasu); Unlimited Tax
  Series 1996 A GO
  5.40%, 07/01/06(d)        AAA     Aaa        200        223,334
-----------------------------------------------------------------
Navajo (County of) Unified
  School District #6
  (Heber-Overgaard);
  Unlimited Tax Series
  1997 A GO
  5.00%, 07/01/07(d)        AAA     Aaa        450        495,076
-----------------------------------------------------------------
Phoenix (City of) Civic
  Improvements
  Corporation; Refunding
  Wastewater System Jr.
  Lien Series 2001 RB
  5.25%, 07/01/11(d)        AAA     Aaa      3,000      3,445,980
-----------------------------------------------------------------


                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
ARIZONA-(CONTINUED)

Yuma (City of) Industrial
  Development Authority
  (Yuma Regional Medical
  Center Project);
  Refunding Hospital
  Series 1997 RB
  5.70%, 08/01/06(d)        AAA     Aaa    $ 1,000   $  1,126,210
=================================================================
                                                       10,878,176
=================================================================

ARKANSAS-2.87%

Arkansas (State of)
  Development Finance
  Authority (State
  Agencies
  Facilities-Department
  Correction Project);
  Series 1999 A RB
  5.00%, 11/01/05(d)        AAA     Aaa      1,125      1,231,594
-----------------------------------------------------------------
Arkansas (State of)
  Development Finance
  Authority; Correction
  Facilities Series 1996
  RB
  6.25%, 10/01/06(d)        AAA     Aaa      1,800      2,085,534
-----------------------------------------------------------------
Fort Smith (City of) Sales
  and Use Tax (Water
  Utility and Sewer
  Improvements Project);
  Series 2001 A RB
  4.25%, 12/01/08           AA-     --       1,800      1,934,046
-----------------------------------------------------------------
  4.40%, 12/01/09           AA-     --       2,000      2,159,080
-----------------------------------------------------------------
Hot Springs (City of)
  (Recreational Facilities
  Improvements Project);
  Refunding and
  Improvement Tax Series
  2001 RB
  4.25%, 07/01/06            AA     --       3,450      3,697,641
-----------------------------------------------------------------
Little Rock (City of)
  Health Facilities Board
  (Baptist Medical
  Center); Refunding
  Hospital Series 1991 RB
  6.70%, 11/01/04(d)        AAA     Aaa      1,070      1,169,328
-----------------------------------------------------------------
Little Rock (City of)
  School District; Limited
  Tax Series 2001 C GO
  5.00%, 02/01/09(d)        AAA     Aaa      1,615      1,806,749
-----------------------------------------------------------------
  5.00%, 02/01/10(d)        AAA     Aaa      1,695      1,905,773
-----------------------------------------------------------------
Paragould (City of); Water
  Sewer and Electric
  Series 2000 RB
  4.90%, 12/01/09(d)        AAA     Aaa        295        331,270
-----------------------------------------------------------------
Sebastian (County of)
  (Arkansas Community Jr.
  College District);
  Refunding and
  Improvement Limited Tax
  Series 1997 GO
  5.20%, 04/01/07(c)        AAA     Aaa      1,000      1,118,620
=================================================================
                                                       17,439,635
=================================================================

CALIFORNIA-0.09%

San Francisco (City and
  County of) Parking
  Authority; Parking Meter
  Series 1994 RB
  6.75%, 06/01/05(d)        AAA     Aaa        500        567,790
=================================================================

                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE


COLORADO-0.56%

Boulder (County of); Open
  Space Capital
  Improvement Trust Fund
  Series 1998 RB
  5.25%, 12/15/09           AA-     --     $ 1,000   $  1,121,240
-----------------------------------------------------------------
Colorado (State of)
  Department of
  Transportation; Series
  2000 RAN 6.00%,
  06/15/06(d)               AAA     Aaa      1,000      1,135,430
-----------------------------------------------------------------
Northwest Parkway Public
  Highway Authority
  (Highway Improvements
  Project); Sr. Series
  2001 A RB
  5.00%, 06/15/11(d)        AAA     Aaa      1,000      1,130,840
=================================================================
                                                        3,387,510
=================================================================

CONNECTICUT-0.57%

Connecticut (State of)
  Resource Recovery
  Authority (Bridgeport
  Resco Co. LP Project);
  Refunding Series 1999 RB
  5.13%, 01/01/09(d)        AAA     Aaa      1,000      1,121,350
-----------------------------------------------------------------
New Haven (City of);
  Unlimited Tax Series
  1997 GO
  6.00%, 02/15/06(d)        AAA     Aaa      2,050      2,309,919
=================================================================
                                                        3,431,269
=================================================================

DELAWARE-0.37%

Delaware (State of)
  Economic Development
  Authority (Delmarva
  Power & Light Co.);
  Refunding Facilities
  Series 2000 C RB
  5.50%, 07/01/10(b)        NRR     NRR      2,045      2,248,846
=================================================================

DISTRICT OF COLUMBIA-5.21%

District of Columbia
  (American Association of
  Advancement Science);
  Refunding Series 1997 RB
  5.00%, 01/01/05(d)        AAA     Aaa        800        855,496
-----------------------------------------------------------------
District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.25%, 07/01/08(d)        AAA     Aaa        500        565,695
-----------------------------------------------------------------
  5.25%, 07/01/09(d)        AAA     Aaa        510        578,569
-----------------------------------------------------------------
District of Columbia
  (Medlantic Healthcare
  Group); Refunding
  Hospital
  Series A 1997 RB
  6.00%, 08/15/07(c)        AAA     Aaa        500        580,950
-----------------------------------------------------------------
  Series A 1993 RB
  5.50%, 08/15/06(c)        AAA     Aaa        500        563,800
-----------------------------------------------------------------
  Series A 1996 RB
  6.00%, 08/15/06(c)        AAA     Aaa      1,550      1,776,439
-----------------------------------------------------------------
District of Columbia;
  Prerefunded Unlimited
  Tax Series 1999 B GO
  5.50%, 06/01/09(c)        AAA     Aaa        950      1,098,599
-----------------------------------------------------------------


                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia;
  Refunding Unlimited Tax
  Series 1993 B-1 GO
  5.50%, 06/01/09(d)        AAA     Aaa    $ 1,250   $  1,427,625
-----------------------------------------------------------------
  Series 1993 B-2 GO
  5.50%, 06/01/07(d)        AAA     Aaa      3,000      3,375,270
-----------------------------------------------------------------
  Series 1999 B GO
  5.50%, 06/01/10(d)        AAA     Aaa      1,415      1,623,118
-----------------------------------------------------------------
District of Columbia;
  Unrefunded Unlimited Tax
  Series 1999 B GO
  5.50%, 06/01/09(d)        AAA     Aaa     15,275     17,445,577
-----------------------------------------------------------------
Washington D.C. Convention
  Center Authority; Sr.
  Lien Dedicated Tax
  Series 1998 RB
  5.25%, 10/01/09(d)        AAA     Aaa      1,500      1,698,225
=================================================================
                                                       31,589,363
=================================================================

FLORIDA-2.97%

Broward (County of)
  (Wheelabrator North
  Plant); Resource
  Recovery Refunding
  Series 2001 A RB
  5.00%, 12/01/07           AA-     A3       5,530      5,937,229
-----------------------------------------------------------------
  5.38%, 12/01/10           AA-     A3         655        713,341
-----------------------------------------------------------------
Broward (County of)
  (Wheelabrator South
  Plant); Resource
  Recovery Refunding
  Series 2001 B RB
  5.50%, 12/01/08           AA-     A3       3,000      3,315,780
-----------------------------------------------------------------
Florida State Board of
  Education; Lottery
  Series 2000 B RB
  5.75%, 07/01/10(d)        AAA     Aaa      1,000      1,177,390
-----------------------------------------------------------------
Miami Beach (City of)
  Health Facilities
  Authority (South Shore
  Hospital); Refunding
  Hospital Series 1998 A
  RB
  4.80%, 08/01/08(d)         A      --       1,000      1,077,790
-----------------------------------------------------------------
Palm Beach (County of)
  Airport System;
  Refunding Series 2001 RB
  5.50%, 10/01/09(d)        AAA     Aaa      1,000      1,158,730
-----------------------------------------------------------------
Palm Beach (County of)
  Solid Waste Authority;
  Refunding Series 1997 A
  RB
  5.50%, 10/01/06(d)        AAA     Aaa      3,000      3,366,810
-----------------------------------------------------------------
Village Center Community
  Development District;
  Refunding Sr.
  Recreational Series 1998
  A RB
  5.50%, 11/01/10(d)        AAA     Aaa      1,105      1,284,618
=================================================================
                                                       18,031,688
=================================================================

GEORGIA-0.68%

Dalton (City of)
  Utilities; Series 1999
  RB
  5.75%, 01/01/10(d)        AAA     Aaa      1,015      1,183,977
-----------------------------------------------------------------

                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE

GEORGIA-(CONTINUED)

Georgia (State of);
  Unlimited Tax Series
  1992 B GO
  6.30%, 03/01/09           AAA     Aaa    $ 1,425   $  1,702,875
-----------------------------------------------------------------
  6.30%, 03/01/10           AAA     Aaa      1,000      1,208,190
=================================================================
                                                        4,095,042
=================================================================

HAWAII-0.41%

Hawaii (State of);
  Refunding Unlimited Tax
  Series CA 1993 GO
  5.75%, 01/01/10(d)        AAA     NRR      1,000      1,160,860
-----------------------------------------------------------------
Honolulu (City and County
  of); Unlimited Tax
  Series 1994 B GO
  6.00%, 06/01/04(b)(c)     AAA     Aaa      1,230      1,333,505
=================================================================
                                                        2,494,365
=================================================================

IDAHO-0.06%

Idaho (State of) Housing
  Agency; Single Family
  Mortgage Sub. Series
  1994 D-1 RB
  5.90%, 07/01/06            --     Aa2        310        334,747
=================================================================

ILLINOIS-6.67%

Chicago (City of) (Central
  Loop Redevelopment); Tax
  Increment Allocation
  Sub. Series 2000 A RB
  6.50%, 12/01/08(d)         A      --       8,000      9,261,680
-----------------------------------------------------------------
Chicago (City of)
  (Emergency Telephone
  System); Refunding
  Limited Tax Series 1999
  GO
  5.00%, 01/01/09(d)        AAA     Aaa      1,000      1,111,870
-----------------------------------------------------------------
Chicago (City of) Park
  District Parking
  Facility; Series 1999 RB
  5.25%, 01/01/05(d)         A     Baa1      2,500      2,634,475
-----------------------------------------------------------------
Chicago (City of) Park
  District; Refunding
  Unlimited Tax Series
  1995 GO
  6.00%, 01/01/07(d)        AAA     Aaa      2,000      2,278,420
-----------------------------------------------------------------
Chicago (City of);
  Prerefunded Limited Tax
  Series 1997 GO
  6.00%, 01/01/06(c)        AAA     Aaa        350        393,169
-----------------------------------------------------------------
Chicago (City of);
  Unrefunded Limited Tax
  Series 1997 GO
  6.00%, 01/01/06(d)        AAA     Aaa        150        167,748
-----------------------------------------------------------------
Chicago Midway Airport;
  Series 1996 A RB
  5.30%, 01/01/08(d)        AAA     Aaa      1,000      1,103,160
-----------------------------------------------------------------
Hoffman Estates (Economic
  Development Project);
  Tax Increment Refunding
  Series 1997 RB
  5.00%, 11/15/06(d)        AAA     Aaa      2,500      2,673,475
-----------------------------------------------------------------
Hoffman Estates (Park
  Place Apartments
  Project); Multifamily
  Housing Refunding Series
  1996 RB
  5.75%, 06/01/06(b)        AAA     Aaa      1,400      1,449,784
-----------------------------------------------------------------


                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois (State of)
  (Department of Central
  Management Services);
  Series 1999 COP 4.90%,
  07/01/08(d)               AAA     Aaa    $ 1,000   $  1,110,680
-----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Adventist
  Health); Series 1997 A
  RB
  5.25%, 11/15/02(d)        AAA     Aaa      1,315      1,320,668
-----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (MJH
  Educational Assistance);
  Series 1999 B RB
  4.63%, 09/01/04(b)(d)     AAA     Aaa        350        369,642
-----------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Children's Memorial
  Hospital); Series 1999 A
  RB
  5.50%, 08/15/07(d)        AAA     Aaa      1,580      1,782,746
-----------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Edwards Hospital
  Obligated Group); Series
  2001 A RB
  5.00%, 02/15/09(d)        AAA     Aaa      1,000      1,113,870
-----------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Highland Park
  Hospital); Series 1991 B
  RB
  5.55%, 10/01/06(c)        AAA     Aaa        500        565,350
-----------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (The Carle Foundation);
  Series 1998 A RB
  5.25%, 07/01/09(d)        AAA     Aaa      1,000      1,120,110
-----------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (University of Chicago
  Hospital System); Series
  2001 RB
  5.00%, 08/15/07(d)        AAA     Aaa      1,350      1,495,868
-----------------------------------------------------------------
  5.00%, 08/15/09(d)        AAA     Aaa      1,000      1,121,930
-----------------------------------------------------------------
Illinois (State of)
  Regional Transportation
  Authority; Series 1994 B
  RB
  6.30%, 06/01/04(b)(c)     AAA     Aaa      1,000      1,098,820
-----------------------------------------------------------------
Illinois (State of)
  Regional Transportation
  Authority; Series 2001 A
  RB
  5.50%, 07/01/09(d)        AAA     Aaa      1,980      2,277,515
-----------------------------------------------------------------
Illinois (State of); First
  Refunding Unlimited Tax
  Series 2001 GO
  5.25%, 10/01/11(d)        AAA     Aaa      1,790      2,050,731
-----------------------------------------------------------------
Madison and St. Clair
  (County of) School
  District #10
  (Collinsville School
  Building Improvements);
  Unlimited Tax Series
  2001 GO
  5.00%, 02/01/11(d)        AAA     Aaa      1,150      1,287,736
-----------------------------------------------------------------
McHenry (County of)
  Community School
  District #47 (Crystal
  Lake); Unlimited Tax
  Series 1999 GO
  5.13%, 02/01/10(d)        AAA     Aaa      1,250      1,383,775
-----------------------------------------------------------------

                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE

ILLINOIS-(CONTINUED)

Warrenville (City of); Tax
  Increment Series 2000 RB
  5.25%, 05/01/07(d)        AAA     Aaa    $ 1,170   $  1,307,264
=================================================================
                                                       40,480,486
=================================================================

INDIANA-2.21%

Hamilton (County of);
  Optional Income Tax
  Revenue Series 1998 RB
  5.00%, 07/10/08(d)        AAA     Aaa      1,095      1,220,531
-----------------------------------------------------------------
Indiana (State of) Health
  Facilities Financing
  Authority (Daughters of
  Charity National Health
  System); Series 1997 D
  RB
  5.00%, 11/01/07(b)(c)     AAA     Aaa      3,150      3,404,016
-----------------------------------------------------------------
Indiana (State of)
  Transportation Finance
  Authority; Prerefunded
  Highway Series 1993 A RB
  5.50%, 06/01/07(c)        AAA     Aaa        145        164,706
-----------------------------------------------------------------
Indiana (State of)
  Transportation Finance
  Authority; Unrefunded
  Highway Series 1993 A RB
  5.50%, 06/01/07(d)        AAA     Aaa        855        965,953
-----------------------------------------------------------------
Indiana Municipal Power
  Agency (Power Supply
  System); Special
  Obligation 1st-Crossover
  Refunding Series 1998 B
  RB
  4.80%, 01/01/09(d)        AAA     Aaa      2,000      2,029,700
-----------------------------------------------------------------
Indianapolis (City of);
  Local Public Improvement
  Series 1999 D RB
  5.10%, 01/01/09           AAA     Aaa        425        474,691
-----------------------------------------------------------------
La Porte (City of) Multi
  School Building
  Corporation; First
  Mortgage Refunding
  Series 2001 A RB
  5.00%, 07/15/05(d)        AAA     Aaa      1,495      1,620,864
-----------------------------------------------------------------
Porter (County of) Jail
  Building Corporation;
  First Mortgage Refunding
  Series 2001 RB
  5.00%, 01/10/10(d)        AAA     Aaa        700        778,470
-----------------------------------------------------------------
Richland-Bean Blossom
  School Building
  Corporation; First
  Mortgage Series 2001 RB
  5.00%, 07/15/10(d)        AAA     Aaa      1,045      1,169,825
-----------------------------------------------------------------
Zionsville (City of)
  Community Schools
  Building Corporation
  (School Improvements
  Project); First Mortgage
  Series 2002 RB
  5.00%, 07/15/11(d)        AAA     Aaa      1,420      1,590,059
=================================================================
                                                       13,418,815
=================================================================

IOWA-0.29%

Des Moines (City of);
  Unlimited Tax Series
  2000 D GO
  5.00%, 06/01/03           AA+     Aa2        745        762,224
-----------------------------------------------------------------
Muscatine (City of);
  Electric Refunding
  Series 1986 RB
  5.00%, 01/01/08            A     Baa1      1,000      1,002,770
=================================================================
                                                        1,764,994
=================================================================


                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE

KANSAS-1.97%

Johnson (County of) Water
  District #1; Refunding
  Series 2001 RB
  5.00%, 06/01/11           AAA     Aa1    $ 1,770   $  1,996,418
-----------------------------------------------------------------
Kansas (State of)
  Department of
  Transportation; Highway
  Refunding Series 1998 RB
  5.50%, 09/01/11           AA+     Aa2      5,000      5,847,300
-----------------------------------------------------------------
Wyandotte (County of) and
  Kansas (City of) Unified
  Government
  (Redevelopment
  Project-Area B); Special
  Obligation
  Series 2001 RB
  5.00%, 12/01/09(d)        AAA     Aaa      1,080      1,220,454
-----------------------------------------------------------------
  5.00%, 12/01/10(d)        AAA     Aaa        750        848,558
-----------------------------------------------------------------
Wyandotte (County of)
  School District #500;
  Unlimited Tax Series
  2001 GO
  5.50%, 09/01/11(d)        AAA     Aaa      1,750      2,045,085
=================================================================
                                                       11,957,815
=================================================================

KENTUCKY-0.19%

Kentucky (State of)
  Turnpike Authority
  (Revitalization
  Project); Economic
  Development Road
  Revitalization Refunding
  Series 2001 A RB
  5.50%, 07/01/11           AAA     Aaa      1,000      1,170,020
=================================================================

LOUISIANA-2.09%

Jefferson Parish School
  Board; Sales and Use Tax
  Series 1995 RB
  6.00%, 02/01/04(d)        AAA     Aaa      1,720      1,820,156
-----------------------------------------------------------------
Louisiana (State of)
  Energy and Power
  Authority (Power
  Project); Refunding
  Series 2000 RB
  5.75%, 01/01/11(d)        AAA     Aaa      2,500      2,930,950
-----------------------------------------------------------------
Louisiana (State of)
  Offshore Terminal
  Authority (Loop, Inc.);
  Deepwater Port 1st Stage
  Refunding Series 1992 B
  RB
  6.20%, 09/01/03            A      A3       1,000      1,033,100
-----------------------------------------------------------------
Louisiana (State of);
  Unlimited Tax Series
  1993 A GO
  6.00%, 04/15/07(d)        AAA     Aaa      5,000      5,747,900
-----------------------------------------------------------------
New Orleans (City of);
  Certificates of
  Indebtedness Series 2000
  RB
  5.50%, 12/01/09(d)        AAA     Aaa      1,000      1,157,890
=================================================================
                                                       12,689,996
=================================================================

MASSACHUSETTS-2.77%

Massachusetts (State of);
  Consumer Lien Unlimited
  Tax Series 2000 A GO
  5.75%, 02/01/09           AA-     Aa2      5,000      5,783,750
-----------------------------------------------------------------

                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of);
  Refunding Limited Tax
  Series 1993 C GO
  4.95%, 08/01/05(d)        AAA     Aaa    $ 5,000   $  5,226,400
-----------------------------------------------------------------
Massachusetts (State of);
  Refunding Limited Tax
  Series 1997 A GO
  5.75%, 08/01/08(d)        AAA     Aaa      5,000      5,802,400
=================================================================
                                                       16,812,550
=================================================================

MICHIGAN-3.45%

Detroit (City of);
  Refunding Unlimited Tax
  Series 1995 B GO
  6.25%, 04/01/09(d)        AAA     Aaa      4,065      4,487,354
-----------------------------------------------------------------
Detroit (City of);
  Refunding Unlimited Tax
  Series 1997 B GO
  5.38%, 04/01/10(d)        AAA     Aaa      1,630      1,835,070
-----------------------------------------------------------------
Detroit (City of);
  Unlimited Tax Series
  2001 A-1 GO
  5.50%, 04/01/09(d)        AAA     Aaa      1,500      1,721,700
-----------------------------------------------------------------
Frankenmuth (City of)
  School District;
  Unlimited Tax Series
  2000 GO
  5.50%, 05/01/10           AAA     Aaa        250        288,413
-----------------------------------------------------------------
Hartland (City of)
  Consolidated School
  District; Refunding
  Unlimited Tax Series
  2001 GO
  5.50%, 05/01/11           AAA     Aaa      1,000      1,161,540
-----------------------------------------------------------------
Jackson (City of)
  (Downtown Development);
  Limited Tax Series 2001
  GO
  5.25%, 06/01/11(d)        AAA     Aaa        910      1,043,433
-----------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Ascension
  Health Credit);
  Refunding Series 1999 B
  RB
  5.20%, 11/15/05(b)        NRR     NRR      4,000      4,316,800
-----------------------------------------------------------------
Michigan (State of) Job
  Development Authority
  (General Motors Corp.);
  Pollution Control Series
  1984 RB
  5.55%, 04/01/09           BBB+    A3       2,975      3,003,887
-----------------------------------------------------------------
Michigan (State of)
  Strategic Fund (Detroit
  Edison Company); Limited
  Obligation Refunding
  Series 1995 CC RB
  4.85%, 09/01/11(b)(d)     AAA     Aaa      1,000      1,111,450
-----------------------------------------------------------------
Taylor (City of); Series
  2001 COP 5.00%,
  02/01/11(d)               AAA     Aaa        495        556,197
-----------------------------------------------------------------
Troy (City of) Downtown
  Development Authority
  (Public Improvements
  Project); Refunding and
  Development Tax Series
  2001 RB
  5.00%, 11/01/10(d)        AAA     Aaa      1,265      1,426,882
=================================================================
                                                       20,952,726
=================================================================


                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE

MINNESOTA-2.43%

Anoka (County of)
  (Northern States Power
  Company Project);
  Resource Recovery
  Refunding Series 1999 RB
  5.00%, 12/01/06(d)        AAA     Aaa    $ 2,145   $  2,387,020
-----------------------------------------------------------------
Minneapolis (City of)
  Special School District
  #1; Unlimited Tax Series
  1997 GO
  5.00%, 02/01/10           AA+     Aa1      1,000      1,061,550
-----------------------------------------------------------------
Osseo (City of)
  Independent School
  District #279; Refunding
  Unlimited Tax Series
  2001 B GO
  5.00%, 02/01/11            --     Aa1      3,610      4,028,796
-----------------------------------------------------------------
Ramsey (County of)
  (Capital Improvement);
  Refunding Unlimited Tax
  Series 1992 C GO
  5.50%, 12/01/03           AAA     Aaa      1,725      1,770,488
-----------------------------------------------------------------
Southern Minnesota
  Municipal Power Agency;
  Unrefunded Power Supply
  System Series 1992 A RB
  5.60%, 01/01/03(b)(c)     NRR     NRR        745        767,477
-----------------------------------------------------------------
St. Cloud (City of) Health
  Care (St. Cloud Hospital
  Obligated Group); Series
  2000 A RB
  5.50%, 05/01/06(d)        AAA     Aaa        600        666,660
-----------------------------------------------------------------
St. Paul (City of)
  (Capital Improvements);
  Unlimited Tax Series
  2001 A GO
  5.00%, 03/01/09           AAA     Aa2      1,000      1,118,930
-----------------------------------------------------------------
Western Minnesota
  Municipal Power Agency;
  Refunding Series 2001 A
  RB
  5.50%, 01/01/10(d)        AAA     Aaa      1,245      1,426,185
-----------------------------------------------------------------
  5.50%, 01/01/11(d)        AAA     Aaa      1,300      1,501,851
=================================================================
                                                       14,728,957
=================================================================

MISSISSIPPI-0.67%

Rankin (County of) School
  District (School
  Improvements Project);
  Unlimited Tax Series
  2001 GO
  5.00%, 10/01/11(d)        AAA     Aaa      3,625      4,089,181
=================================================================

MISSOURI-0.65%

Missouri (State of) Health
  and Educational
  Facilities Authority
  (Freeman Health Systems
  Project); Hospital
  Series 1998 RB
  4.85%, 02/15/07(d)         A      --       1,000      1,070,500
-----------------------------------------------------------------
  5.00%, 02/15/08(d)         A      --         515        555,093
-----------------------------------------------------------------
Missouri (State of) Health
  and Educational
  Facilities Authority
  (St. Lukes Episcopal-
  Presbyterian Hospital);
  Health Facilities Series
  2001 RB
  5.25%, 12/01/09(d)        AAA     Aaa      1,000      1,141,910
-----------------------------------------------------------------

                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE

MISSOURI-(CONTINUED)

Missouri (State of) Health
  and Educational
  Facilities Authority
  (Webster University);
  Series 2001 RB
  5.00%, 04/01/11(d)        AAA     Aaa    $ 1,075   $  1,206,032
=================================================================
                                                        3,973,535
=================================================================

NEVADA-0.29%

Clark (County of)
  Improvement District #65
  (Lamb Boulevard III);
  Special Tax Assessment
  Series 1992 GO
  6.20%, 12/01/02            AA     Aa2        120        120,906
-----------------------------------------------------------------
Nevada (State of) Capital
  Improvement and Cultural
  Affairs; Limited Tax
  Series 1999 A GO
  5.00%, 02/01/10            AA     Aa2      1,500      1,665,765
=================================================================
                                                        1,786,671
=================================================================

NEW JERSEY-1.70%

New Jersey (State of)
  Transportation Trust
  Fund Authority
  (Transportation System);
  Series 1999 A RB
  5.50%, 06/15/10           AA-     Aa3      8,020      9,251,952
-----------------------------------------------------------------
Tobacco Settlement
  Financing Corp.; Series
  2002 Asset Backed RB
  5.00%, 06/01/09            A      A1       1,000      1,044,830
=================================================================
                                                       10,296,782
=================================================================

NEW MEXICO-0.08%

Santa Fe (City of); Series
  1994 A RB
  5.50%, 06/01/03(c)        AAA     Aaa        500        513,600
=================================================================

NEW YORK-5.11%

Nassau (County of)
  (General Improvements
  Project); Unlimited Tax
  Series V 1997 GO
  5.15%, 03/01/07(d)        AAA     Aaa      2,500      2,773,925
-----------------------------------------------------------------
Nassau (County of) (Public
  Improvements Project);
  Unlimited Tax Series E
  2000 GO
  5.25%, 03/01/05(d)        AAA     Aaa      3,000      3,243,090
-----------------------------------------------------------------
New York (City of) Transit
  Authority (Metropolitan
  Transportation
  Authority); Triborough
  Series 1999 A COP
  5.00%, 01/01/08(d)        AAA     Aaa      1,000      1,106,570
-----------------------------------------------------------------
New York (City of);
  Refunding Unlimited Tax
  Series 1996 D GO
  5.60%, 11/01/05            A      A2       5,000      5,498,450
-----------------------------------------------------------------
New York (City of);
  Unlimited Tax Series
  1996 G GO
  5.90%, 02/01/05            A      A2       1,150      1,245,174
-----------------------------------------------------------------


                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
NEW YORK-(CONTINUED)

New York (State of)
  Dormitory Authority
  (Frances Schervier
  Obligated Group); Series
  1997 RB
  5.50%, 07/01/10(d)        AAA     Aaa    $ 1,205   $  1,390,148
-----------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Pace University Issue);
  Refunding Series 1997 RB
  6.00%, 07/01/07(d)        AAA     Aaa      1,275      1,476,514
-----------------------------------------------------------------
New York (State of)
  Dormitory Authority;
  Mental Health Facilities
  Series 1997 A RB
  6.00%, 02/15/05           AA-     A3       1,000      1,094,660
-----------------------------------------------------------------
  6.00%, 08/15/07           AA-     A3       1,775      2,054,421
-----------------------------------------------------------------
New York (State of) Local
  Government Assistance
  Corp.; Refunding Series
  1996 A RB
  5.13%, 04/01/10(d)        AAA     Aaa      5,000      5,456,450
-----------------------------------------------------------------
New York (State of)
  Medical Care Facilities
  Finance Agency
  (Improvements Project);
  Prerefunded Series 1995
  A RB
  5.60%, 02/15/05(c)        AAA     Aaa         15         16,399
-----------------------------------------------------------------
New York (State of)
  Medical Care Facilities
  Finance Agency
  (Improvements Project);
  Unrefunded Series 1995 A
  RB
  5.60%, 02/15/05           AAA     --          95        101,385
-----------------------------------------------------------------
New York (State of)
  Thruway Authority;
  General Series 1997 D RB
  5.40%, 01/01/10           AA-     Aa3      5,000      5,533,100
=================================================================
                                                       30,990,286
=================================================================

NORTH CAROLINA-3.02%

Charlotte (City of);
  Refunding Unlimited Tax
  Series 1998 GO
  5.25%, 02/01/10           AAA     Aaa      5,000      5,587,350
-----------------------------------------------------------------
North Carolina (State of)
  (Public Improvement);
  Unlimited Tax Series
  1999 A GO
  5.25%, 03/01/10           AAA     Aa1      5,000      5,672,200
-----------------------------------------------------------------
North Carolina (State of)
  Eastern Municipal Power
  Agency (Power System);
  Refunding Series 1993 B
  RB
  7.00%, 01/01/08(d)        AAA     Aaa      1,000      1,200,770
-----------------------------------------------------------------
North Carolina (State of)
  Municipal Power Agency
  #1 (Catawba Electric);
  Series 1999 A RB
  6.00%, 01/01/07(d)        AAA     Aaa      4,330      4,953,390
-----------------------------------------------------------------
Winston Salem (City of);
  Series 2001 C COP
  4.75%, 06/01/11           AA+     Aa2        795        885,630
=================================================================
                                                       18,299,340
=================================================================

                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE


NORTH DAKOTA-0.31%

Burleigh (County of)
  Health Care (Medcenter
  One Inc.); Refunding
  Series 1999 RB
  5.25%, 05/01/09(d)        AAA     Aaa    $ 1,695   $  1,907,078
=================================================================

OHIO-2.07%

Greene (County of) Water
  System; Series 1996 A RB
  5.45%, 12/01/06(d)        AAA     Aaa        585        662,179
-----------------------------------------------------------------
Hamilton (County of) Sewer
  System; Refunding and
  Improvement Series 2001
  A RB
  5.00%, 12/01/04(d)        AAA     Aaa      2,090      2,244,012
-----------------------------------------------------------------
Montgomery (County of)
  (Catholic Health
  Initiatives); Series
  2000 RB
  5.25%, 12/01/03           AA-     Aa3      1,745      1,811,572
-----------------------------------------------------------------
  Series 2001 RB
  4.00%, 09/01/04           AA-     Aa3      1,000      1,035,590
-----------------------------------------------------------------
Ohio (State of)
  (Elementary & Secondary
  Education Facilities);
  Special Obligation
  Series 1997 A RB
  5.10%, 12/01/05            AA     Aa2      1,500      1,650,915
-----------------------------------------------------------------
Ohio (State of) Building
  Authority (Adult
  Correctional
  Facilities); Refunding
  Series 2001 A RB
  5.50%, 10/01/09(d)        AAA     Aaa      1,000      1,161,470
-----------------------------------------------------------------
Ohio (State of) Building
  Authority (Art
  Facilities Building
  Fund); Series 1999 A RB
  5.00%, 10/01/05            AA     Aa2      3,200      3,493,280
-----------------------------------------------------------------
Portage (County of)
  (Robinson Memorial
  Hospital); Hospital
  Series 1999 RB
  5.15%, 11/15/08(d)        AAA     Aaa        465        525,464
=================================================================
                                                       12,584,482
=================================================================

OKLAHOMA-1.93%

Claremore (City of) Public
  Works Authority;
  Refunding Capital
  Improvement Series 2000
  RB
  6.00%, 06/01/05(d)        AAA     Aaa      2,285      2,536,373
-----------------------------------------------------------------
Grady (County of)
  Industrial Authority
  (Correctional
  Facilities); Series 1999
  RB
  5.38%, 11/01/09(d)        AAA     Aaa        360        415,638
-----------------------------------------------------------------
Grand River Dam Authority;
  Refunding Series 1993 RB
  5.70%, 06/01/05(d)        AAA     Aaa      1,140      1,256,554
-----------------------------------------------------------------
  5.50%, 06/01/09(d)        AAA     Aaa      2,000      2,308,900
-----------------------------------------------------------------
Mustang (City of)
  Improvement Authority;
  Utility Series 1999 RB
  5.25%, 10/01/09(d)        AAA     Aaa      1,130      1,293,940
-----------------------------------------------------------------
Norman (City of) Regional
  Hospital Authority;
  Refunding Series 1996 A
  RB
  5.30%, 09/01/07(d)        AAA     Aaa      1,090      1,228,921
-----------------------------------------------------------------


                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
OKLAHOMA-(CONTINUED)

Oklahoma (State of)
  Development Finance
  Authority (Oklahoma
  Hospital Association);
  Health Facilities Pooled
  Series 2000 A RB
  5.25%, 06/01/05(d)        AAA     Aaa    $   450   $    488,318
-----------------------------------------------------------------
  Series 2000 A RB
  5.25%, 06/01/06(d)        AAA     Aaa        575        634,426
-----------------------------------------------------------------
  Series 2000 A RB
  5.25%, 06/01/08(d)        AAA     Aaa        640        717,978
-----------------------------------------------------------------
Okmulgee (County of)
  Governmental Building
  Authority; First
  Mortgage Sales Tax
  Series 2000 RB
  5.60%, 03/01/10(d)        AAA     Aaa        735        842,288
=================================================================
                                                       11,723,336
=================================================================

OREGON-1.15%

Cow Creek Band (Umpqua
  Tribe of Indians);
  Series 1998 B RB 4.25%,
  07/01/03
  (Acquired 08/18/98; Cost
  $120,000)(d)(e)           AAA     Aaa        120        122,341
-----------------------------------------------------------------
Grande Rond (Community of)
  Confederated Tribes
  (Governmental Facilities
  and Infrastructure);
  Unlimited Tax Series
  1997 GO
  5.00%, 12/01/07(d)        AAA     Aaa      1,145      1,288,079
-----------------------------------------------------------------
Multnomah (County of)
  (Public Improvements
  Project); Limited Tax
  Series 2000 A GO
  5.00%, 04/01/10            --     Aa2      1,000      1,118,390
-----------------------------------------------------------------
Portland (City of)
  Community College
  District (University and
  College Improvements
  Project); Unlimited Tax
  Series 2001 B GO
  5.25%, 06/01/11            AA     Aa2      2,450      2,815,222
-----------------------------------------------------------------
Portland (City of); Sewer
  System Series 1994 A RB
  5.45%, 06/01/03            A+     A1       1,065      1,092,115
-----------------------------------------------------------------
  5.55%, 06/01/04            A+     A1         500        531,130
=================================================================
                                                        6,967,277
=================================================================

PENNSYLVANIA-1.01%

Berks (County of)
  Industrial Development
  Authority (Lutheran
  Services Northeast); VRD
  Series 1998 A IDR 1.65%,
  01/01/28(d)(f)            AAA   VMIG-1       712        712,001
-----------------------------------------------------------------
Lehigh (County of) General
  Purpose Authority (Kids
  Peace Corp.); Series
  1998 RB
  5.70%, 11/01/09(d)         A      --       1,000      1,128,030
-----------------------------------------------------------------
Pennsylvania (State of);
  First Tax Refunding
  Unlimited Series 2000 GO
  5.50%, 01/15/08(d)        AAA     Aaa      1,000      1,136,430
-----------------------------------------------------------------

                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE

PENNSYLVANIA-(CONTINUED)

Philadelphia (City of)
  School District;
  Refunding Unlimited Tax
  Series 1999 D GO
  5.50%, 03/01/08(d)        AAA     Aaa    $ 2,000   $  2,272,560
-----------------------------------------------------------------
State Public School
  Building Authority
  (Chester Upland School
  District Project);
  Series 2001 RB
  4.80%, 11/15/10(d)        AAA     Aaa        785        875,322
=================================================================
                                                        6,124,343
=================================================================

PUERTO RICO-0.09%

Children's Trust Fund;
  Tobacco Settlement
  Series 2000 RB
  5.00%, 07/01/08(c)        NRR     NRR        500        533,600
=================================================================

RHODE ISLAND-0.16%

Woonsocket (City of);
  Unlimited Tax Series
  2000 GO
  5.25%, 10/01/10(d)        AAA     Aaa        840        961,254
=================================================================

SOUTH CAROLINA-2.42%

Berkeley (County of)
  School District
  (Berkeley School
  Facilities Group Inc.);
  Series 1995 COP 5.05%,
  02/01/07(d)               AAA     Aaa      1,835      2,012,096
-----------------------------------------------------------------
Columbia (City of) (Public
  Improvements Project);
  Tax Increment Series
  2001 GO
  4.00%, 12/01/04(d)        AAA     Aaa      1,970      2,072,578
-----------------------------------------------------------------
Piedmont (City of)
  Municipal Power Agency;
  Refunding Series 1996 B
  RB
  5.25%, 01/01/08(d)        AAA     Aaa      4,500      5,017,320
-----------------------------------------------------------------
South Carolina (State of)
  (Capital Improvements
  Project); Unlimited Tax
  Series 2001 B GO
  5.50%, 04/01/11           AAA     Aaa      1,000      1,167,460
-----------------------------------------------------------------
South Carolina (State of)
  Public Service
  Authority; Series 1999 A
  RB
  5.50%, 01/01/10(d)        AAA     Aaa      1,000      1,151,110
-----------------------------------------------------------------
South Carolina (State of)
  Transportation
  Infrastructure-Bank;
  Series 1998 A RB
  5.00%, 10/01/04(d)        AAA     Aaa      1,795      1,916,522
-----------------------------------------------------------------
South Carolina (State of)
  Transportation
  Infrastructure; Series
  1999 A RB
  5.50%, 10/01/09(d)        AAA     Aaa      1,180      1,370,535
=================================================================
                                                       14,707,621
=================================================================

SOUTH DAKOTA-0.90%

Rapid City (City of);
  Sales Tax Series 1995 A
  RB
  5.60%, 06/01/05(d)        AAA     Aaa        255        279,712
-----------------------------------------------------------------


                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
SOUTH DAKOTA-(CONTINUED)

South Dakota (State of)
  Health and Educational
  Facilities Authority
  (McKennan Hospital);
  Refunding Series 1996 RB
  5.40%, 07/01/06(d)        AAA     Aaa    $ 1,680   $  1,866,396
-----------------------------------------------------------------
South Dakota (State of)
  Health and Educational
  Facilities Authority
  (Rapid City Regional
  Hospital); Refunding
  Series 1998 RB
  5.00%, 09/01/11(d)        AAA     Aaa      1,725      1,877,404
-----------------------------------------------------------------
South Dakota (State of)
  Health and Educational
  Facilities Authority
  (Rapid City Regional
  Hospital); Series 2001
  RB
  5.00%, 09/01/09(d)        AAA     Aaa      1,290      1,438,840
=================================================================
                                                        5,462,352
=================================================================

TENNESSEE-2.51%

Johnson (City of) Health
  and Educational
  Facilities Board
  (Mountain States
  Health); First Mortgage
  Hospital Refunding
  Series 2000 A RB
  5.50%, 07/01/05(d)        AAA     Aaa      1,975      2,164,185
-----------------------------------------------------------------
Knoxville (City of)
  Electric System; Series
  2001 U RB
  5.00%, 07/01/11            AA     Aa3      1,195      1,329,318
-----------------------------------------------------------------
Memphis (City of) Sanitary
  Sewer System; Series
  2000 RB
  5.35%, 05/01/09           AA+     Aa2        525        593,812
-----------------------------------------------------------------
Nashville and Davidson
  (County of)
  (Metropolitan Government
  of) Health and
  Educational Facilities
  Board (Meharry Medical
  College); Series 1979 RB
  7.88%, 12/01/04(c)         --     Aaa        430        453,396
-----------------------------------------------------------------
Nashville and Davidson
  (County of)
  (Metropolitan Government
  of) Health and
  Educational Facilities
  Board (Welch Bend
  Apartments); Multifamily
  Housing Series 1996 A RB
  5.50%, 01/01/07(b)        AAA     --         500        540,325
-----------------------------------------------------------------
Rutherford (County of)
  (Public Improvements
  Project); Refunding
  Unlimited Tax Series
  2001 GO
  5.00%, 04/01/11            AA     Aa2      3,485      3,923,518
-----------------------------------------------------------------
Shelby (County of);
  Refunding Unlimited Tax
  Series 1997 B GO
  5.00%, 08/01/05           AA+     Aa2      1,345      1,463,104
-----------------------------------------------------------------
Tennergy Corporation; Gas
  Series 1999 RB
  4.13%, 06/01/09(d)        AAA     Aaa      1,000      1,062,470
-----------------------------------------------------------------

                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE

TENNESSEE-(CONTINUED)

Tennessee (State of)
  Housing Development
  Agency; Mortgage
  Financing Series 1993 A
  RB
  5.65%, 01/01/07            AA     A1     $ 1,325   $  1,369,003
-----------------------------------------------------------------
Tennessee (State of)
  School Bond Authority;
  Second Program Series
  2002 A RB
  5.00%, 05/01/11(d)        AAA     Aaa      1,000      1,126,870
-----------------------------------------------------------------
Tennessee (State of);
  Refunding Unlimited Tax
  Series 1994 A GO
  5.60%, 03/01/04(b)(c)     NRR     NRR      1,150      1,233,306
=================================================================
                                                       15,259,307
=================================================================

TEXAS-17.79%

Amarillo (City of) Health
  Facilities Corp.
  (Baptist St. Anthony's
  Hospital); Series 1998
  RB
  5.50%, 01/01/10(d)        AAA     Aaa      1,275      1,450,848
-----------------------------------------------------------------
Arlington (City of)
  Independent School
  District; Unlimited Tax
  Series 2000 GO
  5.25%, 02/15/08            --     Aaa      1,000      1,122,850
-----------------------------------------------------------------
Austin (City of) (Public
  Improvements Project);
  Limited Tax Certificates
  Series 2001 GO
  5.00%, 09/01/11           AA+     Aa2      1,900      2,139,742
-----------------------------------------------------------------
Brownsville (City of)
  (Public Improvements
  Project); Limited Tax
  Certificates Series 2001
  GO
  5.25%, 02/15/10(d)        AAA     Aaa      1,055      1,195,157
-----------------------------------------------------------------
Canadian River Municipal
  Water Authority
  (Conjunctive Use
  Groundwater Project);
  Refunding Texas Contract
  Series 1999 RB
  5.00%, 02/15/10(d)        AAA     Aaa      2,655      2,921,774
-----------------------------------------------------------------
Dallas (City of)
  Waterworks and Sewer
  System; Refunding Series
  2000 RB
  5.50%, 10/01/09           AA+     Aa2      1,500      1,728,885
-----------------------------------------------------------------
Eanes Independent School
  District (School
  Improvements Project);
  Unlimited Tax Series
  2001 GO
  5.00%, 08/01/10           AAA     Aaa      1,000      1,122,990
-----------------------------------------------------------------
Fort Worth (City of)
  Independent School
  District (School
  Improvements Project);
  Unlimited Tax Series
  2001 A GO
  5.00%, 02/15/09           AAA     Aaa      1,205      1,344,431
-----------------------------------------------------------------
Forth Worth (City of);
  Refunding and
  Improvements Limited Tax
  Series 2001 GO
  5.00%, 03/01/11           AA+     Aa1        500        560,025
-----------------------------------------------------------------
Garland (City of) (Public
  Improvements Project);
  Limited Tax Certificates
  Series 2001 GO
  5.25%, 02/15/11(d)        AAA     Aaa      2,435      2,779,577
-----------------------------------------------------------------


                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Gatesville (City of)
  Independent School
  District (School
  Improvements Project);
  Refunding Unlimited Tax
  Series 1995 GO
  5.80%, 02/01/03            --     Aaa    $   485   $    491,843
-----------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (Christus Health);
  Series 1999 A RB
  5.38%, 07/01/08(d)        AAA     Aaa      1,000      1,110,480
-----------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (Memorial Hermann
  Hospital System
  Project); Hospital
  Refunding Series 1998 RB
  5.50%, 06/01/09(d)        AAA     Aaa      5,500      6,278,030
-----------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (Texas Children's
  Hospital Project);
  Series 1999 A RB
  5.00%, 10/01/09            AA     Aa2      1,920      2,089,862
-----------------------------------------------------------------
Harris (County of) Sports
  Authority; Refunding Sr.
  Lien Series 2001 A RB
  5.50%, 11/15/09(d)        AAA     Aaa      1,670      1,932,223
-----------------------------------------------------------------
Houston (City of)
  (Convention and
  Entertainment Facilities
  Improvement Project);
  Hotel and Occupancy
  Refunding Tax Series
  2001 A RB
  5.50%, 09/01/10(d)        AAA     Aaa      3,000      3,469,710
-----------------------------------------------------------------
  5.50%, 09/01/11(d)        AAA     Aaa      4,000      4,661,040
-----------------------------------------------------------------
  Series 2001 B RB
  5.25%, 09/01/10(d)        AAA     Aaa      2,865      3,263,951
-----------------------------------------------------------------
  5.25%, 09/01/11(d)        AAA     Aaa      2,360      2,704,867
-----------------------------------------------------------------
  5.50%, 09/01/11(d)        AAA     Aaa      2,460      2,866,540
-----------------------------------------------------------------
Houston (City of) (Public
  Improvement); Refunding
  Limited Tax Series 2001
  GO
  5.50%, 03/01/09(d)        AAA     Aaa      1,000      1,145,420
-----------------------------------------------------------------
Houston (City of)
  Independent School
  District (Public
  Property Financing
  Project); Contractual
  Limited Tax Series 2000
  GO
  5.00%, 07/15/06            AA     Aa3      2,000      2,197,580
-----------------------------------------------------------------
Katy (City of) Independent
  School District;
  Unlimited Tax Series
  1999 A GO
  5.20%, 02/15/10           AAA     Aaa      1,285      1,435,062
-----------------------------------------------------------------
La Joya (City of)
  Independent School
  District; Unlimited Tax
  Series 1998 GO
  5.38%, 02/15/10           AAA     Aaa      1,535      1,709,576
-----------------------------------------------------------------
Lower Colorado River
  Authority; Refunding
  Series 1999 B RB
  6.00%, 05/15/10(d)        AAA     Aaa      1,470      1,731,322
-----------------------------------------------------------------

                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE

TEXAS-(CONTINUED)

Lubbock (City of) Health
  Facilities Development
  Corp. (Methodist
  Hospital); Series 1993 B
  RB
  5.40%, 12/01/05(c)        AAA     Aaa    $   500   $    554,730
-----------------------------------------------------------------
Lubbock (City of); Limited
  Tax Certificates Series
  1999 GO
  5.00%, 02/15/10           AA+     Aa2        680        747,918
-----------------------------------------------------------------
McKinney (City of);
  Limited Tax Series 2000
  GO
  5.25%, 08/15/07(d)        AAA     Aaa        430        484,275
-----------------------------------------------------------------
  5.25%, 08/15/09(d)        AAA     Aaa        475        541,177
-----------------------------------------------------------------
  5.25%, 08/15/10(d)        AAA     Aaa        500        567,335
-----------------------------------------------------------------
McKinney (City of); Texas
  Waterworks and Sewer
  Series 2000 RB
  5.25%, 03/15/08(d)        AAA     Aaa        650        729,963
-----------------------------------------------------------------
  5.25%, 03/15/09(d)        AAA     Aaa        685        773,475
-----------------------------------------------------------------
  5.25%, 03/15/10(d)        AAA     Aaa        725        811,435
-----------------------------------------------------------------
North Texas Municipal
  Water District (Water
  Utility Improvements
  Project); Regional
  Wastewater Series 2001
  RB
  5.00%, 06/01/12(d)        AAA     Aaa        825        925,361
-----------------------------------------------------------------
North Texas Municipal
  Water District (Water
  Utility Improvements);
  Water System Series 2001
  RB
  5.00%, 09/01/11(d)        AAA     Aaa      1,040      1,175,502
-----------------------------------------------------------------
Plano (City of)
  Independent School
  District; Unlimited Tax
  Series 1994 GO
  5.80%, 02/15/04(c)        AAA     Aaa      2,025      2,143,726
-----------------------------------------------------------------
Plano (City of); Limited
  Tax Series 2000 GO
  5.25%, 09/01/06           AAA     Aaa        600        668,448
-----------------------------------------------------------------
  5.13%, 09/01/07           AAA     Aaa        535        599,516
-----------------------------------------------------------------
Richardson (City of)
  (Public and Utility
  Improvements Project);
  Limited Tax Certificates
  Series 2001 GO
  5.00%, 02/15/10           AA+     Aa1      1,060      1,180,617
-----------------------------------------------------------------
Rockwall (City of)
  Independent School
  District; Building and
  Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 02/15/10           AAA     Aaa      1,690      1,887,003
-----------------------------------------------------------------
San Antonio (City of);
  Electric and Gas Systems
  Prerefunded Series 1998
  A RB
  5.25%, 02/01/09(b)(c)     NRR     NRR      3,575      4,064,918
-----------------------------------------------------------------
San Antonio (City of);
  Electric and Gas Systems
  Unrefunded Series 1994
  RB
  5.00%, 02/01/12            AA     Aa1      2,375      2,668,384
-----------------------------------------------------------------
  Series 1998 A RB
  5.25%, 02/01/10           AA+     Aa1      6,715      7,544,101
-----------------------------------------------------------------


                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

San Antonio (City of);
  Refunding Limited Tax
  Series 1998 A GO
  5.00%, 02/01/11           AA+     Aa2    $ 1,500   $  1,644,480
-----------------------------------------------------------------
Southlake (City of)
  (Waterworks and Sewer);
  Limited Tax Certificates
  Series 2000 A GO
  5.40%, 02/15/09(d)        AAA     Aaa        250        284,685
-----------------------------------------------------------------
  5.45%, 02/15/10(d)        AAA     Aaa        235        267,258
-----------------------------------------------------------------
Southlake (City of);
  Limited Tax Increment
  Certificates Series 2000
  E GO
  5.00%, 02/15/11(d)        AAA     Aaa        635        698,424
-----------------------------------------------------------------
Spring Branch (City of)
  Independent School
  District; Refunding
  Limited Tax Series 2001
  GO
  5.00%, 02/01/10           AAA     Aaa      3,000      3,348,030
-----------------------------------------------------------------
Tarrant (County of)
  Housing Finance Corp.
  (Arbors on the Park II);
  Multifamily Housing
  Series 1990 RB
  5.05%, 12/01/07           AAA     --       1,360      1,391,022
-----------------------------------------------------------------
Tarrant (County of) Jr.
  College District;
  Limited Tax Series 1994
  GO
  5.05%, 02/15/10           AAA     Aa1      1,425      1,534,597
-----------------------------------------------------------------
Texas (State of) Municipal
  Power Agency; Refunding
  Series 1994 RB
  5.00%, 09/01/11(d)        AAA     Aaa      1,675      1,732,302
-----------------------------------------------------------------
Texas (State of) Public
  Financing Authority;
  Refunding Unlimited Tax
  Series 2001 A GO
  5.25%, 10/01/09            AA     Aa1      3,500      3,979,360
-----------------------------------------------------------------
Texas (State of) Turnpike
  Authority (Addison
  Airport Toll Tunnel
  Project); Dallas North
  Tollway Series 1994 RB
  6.30%, 01/01/05(d)        AAA     Aaa        500        546,940
-----------------------------------------------------------------
Texas A&M University
  Financing System; Series
  2001 B RB
  5.38%, 05/15/09           AA+     Aa1      1,260      1,433,477
-----------------------------------------------------------------
Texas Tech University
  (Financing System);
  Refunding and
  Improvement Series 1999
  6 RB
  5.25%, 02/15/11(d)        AAA     Aaa      5,000      5,558,600
-----------------------------------------------------------------
Town Center Improvement
  District (Public
  Improvements Project);
  Sales and Hotel
  Occupancy Tax Series
  2001 RB
  5.00%, 03/01/06(d)        AAA     Aaa      1,000      1,091,860
-----------------------------------------------------------------
University of Texas
  Financing System; Series
  2001 B RB
  5.00%, 08/15/04           AAA     Aaa      2,730      2,900,489
=================================================================
                                                      107,933,193
=================================================================

                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE


UTAH-1.38%

Salt Lake (County of) (IHC
  Health Services Inc.);
  Hospital Series 2001 RB
  5.50%, 05/15/08(d)        AAA     Aaa    $ 2,000   $  2,267,660
-----------------------------------------------------------------
  5.50%, 05/15/09(d)        AAA     Aaa      1,000      1,140,620
-----------------------------------------------------------------
Salt Lake City; Unlimited
  Tax Series 1999 GO
  5.25%, 06/15/09            --     Aaa        900      1,023,795
-----------------------------------------------------------------
Spanish Fork (City of);
  Electric Series 2000 RB
  5.00%, 08/15/09(d)        AAA     Aaa        630        706,400
-----------------------------------------------------------------
  5.00%, 08/15/10(d)        AAA     Aaa        660        740,071
-----------------------------------------------------------------
Tooele (County of) School
  District; Unlimited Tax
  Series 2001 GO
  4.50%, 06/01/11           AAA     Aaa      1,075      1,172,298
-----------------------------------------------------------------
Utah (State of) Associated
  Municipal Power Systems
  (Hunter Project);
  Refunding Series 1994 RB
  5.00%, 07/01/10(d)        AAA     Aaa      1,000      1,055,510
-----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency (Single
  Family Housing);
  Mortgage Series 1999
  E-1-I RB
  5.05%, 07/01/07           AAA     Aaa        245        261,454
=================================================================
                                                        8,367,808
=================================================================

VIRGINIA-1.02%

Fairfax (County of)
  (Public Improvement);
  Unlimited Tax Series
  1997 A GO
  5.00%, 06/01/07           AAA     Aaa      1,000      1,087,550
-----------------------------------------------------------------
Norfolk (City of)
  Redevelopment and
  Housing Authority
  (Tidewater Community
  College Campus);
  Educational Facilities
  Series 1995 RB
  5.30%, 11/01/04           AA+     Aa1        535        575,173
-----------------------------------------------------------------
  5.40%, 11/01/05           AA+     Aa1        500        553,335
-----------------------------------------------------------------
Norton (City of)
  Industrial Development
  Authority (Norton
  Community Hospital);
  Hospital Improvement
  Refunding Series 2001 RB
  5.13%, 12/01/10(d)         A      --       1,315      1,432,364
-----------------------------------------------------------------
Peninsula Ports Authority
  (Riverside Health System
  Project); Health System
  Refunding Series 1998 RB
  5.00%, 07/01/06            AA     Aa2      1,000      1,079,870
-----------------------------------------------------------------
Portsmouth (City of) (Port
  Improvements Project);
  Refunding Unlimited Tax
  Series 1992 GO
  6.40%, 11/01/03           AA-     A1         300        304,116
-----------------------------------------------------------------
Virginia (State of) Public
  School Authority;
  Refunding School
  Financing Series 1997 I
  RB
  5.25%, 08/01/07           AA+     Aa1      1,000      1,126,720
=================================================================
                                                        6,159,128
=================================================================


                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE

WASHINGTON-10.61%

Clallam (County of) Public
  Utility District #1;
  Electric Revenue
  Refunding Series 2001 RB
  5.00%, 01/01/12(d)        AAA     Aaa    $   950   $  1,055,555
-----------------------------------------------------------------
Energy Northwest (Project
  #3); Refunding Electric
  Series 2001 A RB
  5.50%, 07/01/10(d)        AAA     Aaa      2,000      2,292,540
-----------------------------------------------------------------
  5.50%, 07/01/11(d)        AAA     Aaa      7,500      8,657,775
-----------------------------------------------------------------
King (County of); Limited
  Tax Sewer Series 1994 A
  GO
  5.80%, 01/01/04(b)(c)     NRR     Aaa      1,000      1,073,070
-----------------------------------------------------------------
King (County of);
  Refunding Unlimited Tax
  Series 2000 GO
  5.25%, 12/01/10           AA+     Aaa      4,000      4,575,440
-----------------------------------------------------------------
Kitsap (County of) School
  District #100-C
  (Bremerton); Refunding
  Unlimited Tax Series
  2002 GO
  2.50%, 12/01/03            --     Aa1      1,000      1,011,570
-----------------------------------------------------------------
Lewis (County of) Public
  Utility District #1
  (Cowlitz Falls
  Hydroelectronics
  Project); Refunding
  Series 1993 RB
  5.38%, 10/01/08           AA-     Aa1      1,000      1,053,390
-----------------------------------------------------------------
Mason (County of) School
  District #309 (Shelton);
  Unlimited Tax Series
  2001 GO
  5.00%, 12/01/09(d)        AAA     Aaa        675        759,996
-----------------------------------------------------------------
Seattle (City of)
  Municipal Light and
  Power (Electric Light
  and Power Improvements
  Project); Refunding and
  Improvement Series 2001
  RB
  5.25%, 03/01/11(d)        AAA     Aaa      3,000      3,417,060
-----------------------------------------------------------------
Snohomish (County of)
  (Facilities Improvements
  Project); Limited Tax
  Series 2001 GO
  5.25%, 12/01/11            AA     Aa2      2,685      3,082,192
-----------------------------------------------------------------
Snohomish (County of)
  Public Utility District
  (Generation System);
  Electric Revenue Series
  1993 RB
  5.70%, 01/01/06(d)        AAA     Aaa      4,000      4,117,040
-----------------------------------------------------------------
Snohomish (County of)
  School District #16
  (Arlington); Unlimited
  Tax Series 2000 GO
  5.40%, 12/01/08(d)        AAA     Aaa        915      1,048,736
-----------------------------------------------------------------
Spokane (City of)
  Regulatory Solid Waste
  Management System;
  Refunding Series 2001 RB
  5.00%, 12/01/04(d)        AAA     Aaa      1,095      1,171,573
-----------------------------------------------------------------
  5.00%, 12/01/05(d)        AAA     Aaa      1,515      1,658,395
-----------------------------------------------------------------
  5.00%, 12/01/06(d)        AAA     Aaa      1,140      1,266,711
-----------------------------------------------------------------
Spokane (City of);
  Unlimited Tax Series
  1999 B GO
  5.40%, 01/01/10           BBB     A2       2,075      2,290,530
-----------------------------------------------------------------

                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE

WASHINGTON-(CONTINUED)

Tacoma (City of) (Resource
  Recovery Improvements
  Project); Solid Waste
  Utilities Refunding
  Series 2001 RB
  5.00%, 12/01/10(d)        AAA     Aaa    $ 1,135   $  1,277,204
-----------------------------------------------------------------
Washington (State of)
  (Department of Ecology);
  Refunding Series 2001
  COP 4.75%, 04/01/11(d)    AAA     Aaa      5,310      5,802,768
-----------------------------------------------------------------
Washington (State of)
  Public Power Supply
  System (Nuclear Project
  #1); Refunding Series
  1993 A RB
  5.70%, 07/01/06           AA-     Aa1      1,600      1,784,288
-----------------------------------------------------------------
  Refunding Series 1996 C
    RB
  6.00%, 07/01/09(d)        AAA     Aaa      5,000      5,866,150
-----------------------------------------------------------------
Washington (State of)
  Public Power Supply
  System (Nuclear Project
  #2); Refunding Series
  1997 A RB
  6.00%, 07/01/07(c)        AAA     Aaa      1,000      1,158,050
-----------------------------------------------------------------
  Series 1997 B RB
  5.50%, 07/01/06            --     Aa1      1,100      1,218,877
-----------------------------------------------------------------
Washington (State of);
  Refunding Unlimited
  Series 2001 R-A GO
  5.25%, 09/01/05           AA+     Aa1      5,000      5,472,100
-----------------------------------------------------------------
  5.00%, 09/01/10           AA+     Aa1      1,745      1,959,059
-----------------------------------------------------------------
Washington (State of);
  Refunding Unlimited Tax
  Series 1999 R-2000A GO
  5.50%, 01/01/08           AA+     Aa1      1,135      1,282,278
=================================================================
                                                       64,352,347
=================================================================

WISCONSIN-2.89%

Evansville (City of)
  Community School
  District (School
  Improvements Project);
  Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 04/01/12(d)        AAA     Aaa      1,080      1,198,994
-----------------------------------------------------------------
Fond du Lac (City of)
  School District;
  Refunding Unlimited Tax
  Series 2000 GO
  5.25%, 04/01/11(d)        AAA     Aaa      1,000      1,125,710
-----------------------------------------------------------------
Milwaukee (City of);
  Refunding Unlimited Tax
  Series 1996 GO
  6.00%, 02/01/09            AA     Aa2      2,000      2,338,340
-----------------------------------------------------------------
Mount Pleasant (City of);
  Refunding Unlimited Tax
  Series 2000 GO
  5.00%, 10/01/02            --     Aa3        680        680,000
-----------------------------------------------------------------
  5.00%, 10/01/03            --     Aa3        765        791,018
-----------------------------------------------------------------
  4.90%, 10/01/04            --     Aa3        805        854,813
-----------------------------------------------------------------
Two Rivers (City of)
  Public School District;
  Refunding Unlimited Tax
  Series 2000 GO
  5.50%, 03/01/08(d)        AAA     Aaa        680        771,576
-----------------------------------------------------------------


                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
WISCONSIN-(CONTINUED)

Wisconsin (State of)
  (Water Utility and
  Highway Improvement
  Project); Unlimited Tax
  Series 1999 C GO
  5.75%, 05/01/10           AA-     Aa3    $ 2,500   $  2,911,275
-----------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Charity Obligation
  Group); Hospital Series
  1997 D RB
  4.90%, 11/01/05(b)(c)     AAA     Aaa      1,985      2,136,237
-----------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Marshfield Clinic);
  Series 1997 RB
  5.20%, 02/15/07(d)        AAA     Aaa      2,210      2,444,702
-----------------------------------------------------------------

                             RATINGS(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE

WISCONSIN-(CONTINUED)

Wisconsin (State of);
  Refunding Unlimited
  Series 2 1993 GO
  5.13%, 11/01/11           AA-     Aa3    $ 2,000   $  2,270,821
=================================================================
                                                       17,523,486
=================================================================
TOTAL INVESTMENTS-98.66% (Cost $550,554,291)          598,684,082
=================================================================
OTHER ASSETS LESS LIABILITIES-1.34%                     8,113,789
=================================================================
NET ASSETS-100.00%                                  $606,797,871
_________________________________________________________________
=================================================================

Investment Abbreviations:

COP   - Certificates of Participation
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
Jr.   - Junior
RAN   - Revenue Anticipation Notes
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
VRD   - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Security has an irrevocable call or mandatory put. Par value and maturity date reflects such call or put.
(c) Advance refunded, secured by an escrow fund of U.S. Treasury Obligations.
(d) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Corp., Financial Guaranty Insurance Corp., Financial Security Assurance, or MBIA Insurance Corp.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The market value of this security at 09/30/02 represented 0.02% of the Fund's net assets.
(f) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 09/30/02.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $550,554,291)                                $598,684,082
-----------------------------------------------------------
Receivables for:
  Investments sold                               10,425,350
-----------------------------------------------------------
  Fund shares sold                                1,809,462
-----------------------------------------------------------
  Interest                                        7,801,584
-----------------------------------------------------------
Investment for deferred compensation plan            34,025
-----------------------------------------------------------
Other assets                                         33,620
===========================================================
    Total assets                                618,788,123
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Amount due custodian bank                         152,759
-----------------------------------------------------------
  Investments purchased                          10,425,350
-----------------------------------------------------------
  Fund shares reacquired                            664,690
-----------------------------------------------------------
  Dividends                                         640,520
-----------------------------------------------------------
  Deferred compensation plan                         34,025
-----------------------------------------------------------
Accrued trustees' fees                                3,120
-----------------------------------------------------------
Accrued transfer agent fees                          21,920
-----------------------------------------------------------
Accrued operating expenses                           47,868
===========================================================
    Total liabilities                            11,990,252
===========================================================
Net assets applicable to shares outstanding    $606,797,871
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Outstanding                                      51,577,597
-----------------------------------------------------------
  Net asset value and redemption price per
    share                                      $      11.76
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.76 divided by
      99.00%)                                  $      11.88
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                        $14,083,619
===========================================================

EXPENSES:

Advisory fees                                       911,604
-----------------------------------------------------------
Administrative services fees                         59,527
-----------------------------------------------------------
Custodian fees                                       11,959
-----------------------------------------------------------
Transfer agent fees                                  78,620
-----------------------------------------------------------
Trustees' fees                                        6,660
-----------------------------------------------------------
Registration and filing fees                         60,486
-----------------------------------------------------------
Other                                                55,387
===========================================================
    Total expenses                                1,184,243
-----------------------------------------------------------
Less: Expenses paid indirectly                       (4,368)
-----------------------------------------------------------
    Net expenses                                  1,179,875
===========================================================
Net investment income                            12,903,744
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities      1,076,527
===========================================================
Change in net unrealized appreciation of
  investment securities                          36,358,444
===========================================================
Net gain from investment securities              37,434,971
===========================================================
Net increase in net assets resulting from
  operations                                    $50,338,715
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED MARCH 31, 2002 (UNAUDITED)

                                                  SEPTEMBER 30,      MARCH 31,
                                                      2002              2002
                                                 ---------------    ------------
OPERATIONS:

  Net investment income                           $  12,903,744     $ 30,022,656
--------------------------------------------------------------------------------
  Net realized gain (loss) from investment
     securities                                       1,076,527       (1,512,583)
--------------------------------------------------------------------------------
  Change in net unrealized appreciation
     (depreciation) of investment securities         36,358,444       (7,827,739)
================================================================================
     Net increase in net assets resulting
      from operations                                50,338,715       20,682,334
================================================================================
Distributions to shareholders from net
  investment income                                 (11,437,981)     (29,406,502)
--------------------------------------------------------------------------------
Share transactions-net                             (110,903,317)      79,131,338
================================================================================
     Net increase (decrease) in net assets          (72,002,583)      70,407,170
================================================================================

NET ASSETS:

  Beginning of period                               678,800,454      608,393,284
================================================================================
  End of period                                   $ 606,797,871     $678,800,454
________________________________________________________________________________
================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                   $ 563,556,474     $674,459,791
--------------------------------------------------------------------------------
  Undistributed net investment income                 2,035,377          569,614
--------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from
     investment securities                           (6,923,770)      (8,000,297)
--------------------------------------------------------------------------------
  Unrealized appreciation of investment
     securities                                      48,129,790       11,771,346
================================================================================
                                                  $ 606,797,871     $678,800,454
________________________________________________________________________________
================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002
(UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities with a demand feature exercisable within one to seven days are valued at par. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay to shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                     ANNUAL RATE
----------                                     -----------
First $500 million                                0.30%
----------------------------------------------------------
Over $500 million up to and including $1
  billion                                         0.25%
----------------------------------------------------------
Over $1 billion                                   0.20%
__________________________________________________________
==========================================================


  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2002, AIM was paid $59,527 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended September 30, 2002, AFS retained $38,130 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. AIM Distributors received commissions of $43,605 from sales of shares of the Fund during the six months ended September 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of shares of the Fund. During the six months ended September 30, 2002, AIM Distributors retained $21,366 in contingent deferred sales charges imposed on redemptions of Class A shares.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended September 30, 2002, the Fund paid legal fees of $2,212 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended September 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,368 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $4,368.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended September 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years 2002 and 2001 were as follows:

                                      2002           2001
                                   -----------    -----------
Distributions paid from:
  Ordinary income-tax exempt       $29,406,502    $18,661,900
-------------------------------------------------------------
  Ordinary income-taxable                   --         95,854
=============================================================
                                   $29,406,502    $18,757,754
_____________________________________________________________
=============================================================


Tax Components of Capital:

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $    623,194
-----------------------------------------------------------
Capital loss carryforward*                       (6,609,176)
-----------------------------------------------------------
Post-October capital loss deferral               (1,391,122)
-----------------------------------------------------------
Unrealized appreciation-investments              11,771,347
-----------------------------------------------------------
Temporary book/tax differences                      (53,580)
-----------------------------------------------------------
Capital (par value and additional paid-in)      674,459,791
===========================================================
                                               $678,800,454
___________________________________________________________
===========================================================

  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

* The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------                                    ------------
March 31, 2003                                 $  184,242
----------------------------------------------------------
March 31, 2004                                    505,619
----------------------------------------------------------
March 31, 2006                                     27,300
----------------------------------------------------------
March 31, 2008                                  1,105,265
----------------------------------------------------------
March 31, 2009                                  4,571,162
----------------------------------------------------------
March 31, 2010                                    215,588
==========================================================
                                               $6,609,176
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended September 30, 2002 was $26,545,580 and $127,563,026, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of September 30, 2002 was as follows:

Aggregate unrealized appreciation of
  investment securities                         $48,129,795
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                  (4)
===========================================================
Net unrealized appreciation of investment
  securities                                    $48,129,791
___________________________________________________________
===========================================================
Investments have the same cost for tax and financial
statement purposes.


NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended September 30, 2002 and the year ended March 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED
                                                                     SEPTEMBER 30,                YEAR ENDED MARCH 31,
                                                                          2002                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold                                                            9,285,769    $ 106,068,740     74,679,623    $ 837,477,511
--------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                               668,504        7,676,514      1,802,422       20,181,891
--------------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (19,751,291)    (224,648,571)   (69,568,761)    (778,528,064)
==========================================================================================================================
                                                               (9,797,018)   $(110,903,317)     6,913,284    $  79,131,338
__________________________________________________________________________________________________________________________
==========================================================================================================================


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                    SIX MONTHS
                                                       ENDED                          YEAR ENDED MARCH 31,
                                                   SEPTEMBER 30,    --------------------------------------------------------
                                                       2002           2002        2001        2000        1999        1998
                                                   -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period                 $  11.06       $  11.17    $  10.71    $  11.13    $  11.05    $  10.73
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.24           0.45        0.49        0.48        0.49        0.50
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                             0.67          (0.12)       0.46       (0.41)       0.08        0.32
============================================================================================================================
    Total from investment operations                     0.91           0.33        0.95        0.07        0.57        0.82
============================================================================================================================
Distributions to shareholders:
  From net investment income                            (0.21)         (0.44)      (0.49)      (0.48)      (0.49)      (0.50)
----------------------------------------------------------------------------------------------------------------------------
  In excess on net investment income                       --             --          --       (0.01)         --          --
============================================================================================================================
    Total distributions                                 (0.21)         (0.44)      (0.49)      (0.49)      (0.49)      (0.50)
============================================================================================================================
Net asset value, end of period                       $  11.76       $  11.06    $  11.17    $  10.71    $  11.13    $  11.05
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                          8.27%          2.99%       9.11%       0.70%       5.27%       7.79%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $606,798       $678,800    $608,393    $353,130    $244,499    $200,969
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                           0.38%(b)       0.38%       0.41%       0.42%       0.46%       0.45%
============================================================================================================================
Ratio of net investment income to average net
  assets                                                 4.10%(b)       4.00%       4.48%       4.45%       4.43%       4.56%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                     4%            58%         40%         50%         32%         22%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $627,290,744.

BOARD OF TRUSTEES    OFFICERS                      OFFICE OF THE FUND

Robert H. Graham     Robert H. Graham              11 Greenway Plaza
                     Chairman and President        Suite 100
Frank S. Bayley                                    Houston, TX 77046
                     Carol F. Relihan
Bruce L. Crockett    Senior Vice President and     INVESTMENT ADVISOR
                     Secretary
Albert R. Dowden                                   A I M Advisors, Inc.
                     Gary T. Crum                  11 Greenway Plaza
Edward K. Dunn, Jr.  Senior Vice President         Suite 100
                                                   Houston, TX 77046
Jack M. Fields       Dana R. Sutton
                     Vice President and Treasurer  TRANSFER AGENT
Carl Frischling
                     Stuart W. Coco                A I M Fund Services, Inc.
Prema Mathai-Davis   Vice President                P.O. Box 4739
                                                   Houston, TX 77210-4739
Lewis F. Pennock     Melville B. Cox
                     Vice President                CUSTODIAN
Ruth H. Quigley
                     Karen Dunn Kelley             The Bank of New York
Louis S. Sklar       Vice President                90 Washington Street,
                                                   11th Floor
                                                   New York, NY 10286

                                                   COUNSEL TO THE FUND

                                                   Ballard Spahr
                                                   Andrews & Ingersoll, LLP
                                                   1735 Market Street
                                                   Philadelphia, PA 19103

                                                   COUNSEL TO THE TRUSTEES

                                                   Kramer, Levin, Naftalis & Frankel LLP
                                                   919 Third Avenue
                                                   New York, NY 10022

                                                   DISTRIBUTOR

                                                   A I M Distributors, Inc.
                                                   11 Greenway Plaza
                                                   Suite 100
                                                   Houston, TX 77046

                            EQUITY FUNDS                                             FIXED-INCOME FUNDS

   DOMESTIC EQUITY FUNDS                 INTERNATIONAL/GLOBAL EQUITY FUNDS       TAXABLE FIXED-INCOME FUNDS

     MORE AGGRESSIVE                            MORE AGGRESSIVE                       MORE AGGRESSIVE

AIM Emerging Growth                     AIM Developing Markets                  AIM High Yield II
AIM Small Cap Growth(1)                 AIM European Small Company              AIM High Yield
AIM Aggressive Growth                   AIM Asia Pacific Growth(2)              AIM Strategic Income
AIM Opportunities I(2,3)                AIM International Emerging Growth       AIM Income
AIM Mid Cap Growth                      AIM Global Aggressive Growth            AIM Global Income
AIM Libra                               AIM European Growth(2)                  AIM Total Return Bond
AIM Dent Demographic Trends             AIM International Growth(2)             AIM Intermediate Government
AIM Opportunities II(2,3)               AIM Global Growth                       AIM Short Term Bond
AIM Constellation                       AIM Worldwide Spectrum                  AIM Floating Rate
AIM Large Cap Growth                    AIM Global Trends                       AIM Limited Maturity Treasury(4,5)
AIM Weingarten                          AIM International Core Equity(2)        AIM Money Market
AIM Opportunities III(2,3)
AIM Small Cap Equity                            MORE CONSERVATIVE                     MORE CONSERVATIVE
AIM Capital Development
AIM Mid Cap Core Equity(2)                     SECTOR EQUITY FUNDS                TAX-FREE FIXED-INCOME FUNDS
AIM Select Equity
AIM Premier Equity II(2)                        MORE AGGRESSIVE                       MORE AGGRESSIVE
AIM Premier Equity(2)
AIM Blue Chip                           AIM New Technology                      AIM High Income Municipal
AIM Mid Cap Basic Value                 AIM Global Science and Technology(2)    AIM Municipal Bond
AIM Large Cap Core Equity               AIM Global Energy                       AIM Tax-Free Intermediate(4,5)
AIM Charter                             AIM Global Financial Services           AIM Tax-Exempt Cash
AIM Basic Value                         AIM Global Health Care
AIM Large Cap Basic Value               AIM Global Utilities                          MORE CONSERVATIVE
AIM Balanced                            AIM Real Estate
AIM Basic Balanced                                                                      [AIM FUNDS LOGO]
                                                MORE CONSERVATIVE                   --Registered Trademark--
     MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) On 3/18/02, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (2) The following fund name changes became effective 7/1/02:
AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective 10/1/02, the fund reopened to new investors. (4) On October 30, 2002 Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. (5) On October 31, 2002, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund opened to new investors. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after January 20, 2003, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages $117 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions.*

   The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $323 billion in assets under management.*

*As of 9/30/02


                 INVEST WITH DISCIPLINE --Registered Trademark--
A I M Distributors, Inc.                                               TFI-SAR-1